Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Entity Registrant Name	TARGETED MEDICAL PHARMA, INC.
Entity Central Index Key	0001420030
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Current Assets:
Cash and Cash Equivalents	$ 4,210	$ 147,364		$ 795,914
Investments				244,416
Inventory	854,202	495,821		365,350
Accounts Receivable	554,053	899,493		455,458	[1]
Loans Receivable - Employees	19,095	23,360		29,738
Prepaid Expenses - Short Term	357,646	241,208		113,688
Prepaid Taxes	894,301	792,301		167,301	[2]
Deferred Tax Asset - Short Term	222,628	300,170		30,773	[2]
Total Current Assets	2,906,135	2,899,717		2,202,638
Long Term Accounts Receivable
Property and Equipment - Net of Accumulated Depreciation	384,217	411,823		535,488
Intangible Assets - Net of Accumulated Amortization	2,347,880	2,387,801		2,201,690
Prepaid Expenses - Long Term	53,451	111,259		202,073
Deferred Tax Asset - Long Term	5,326,093	3,141,176	[3]	783,720
Other Assets	46,000	26,000		26,000
Total Assets	11,063,776	8,977,776		5,951,609
Liabilities:
Accounts Payable and Accrued Expenses	6,549,536	5,035,136		1,558,863
Notes Payable-Related Parties: Short-term	5,122,000	1,775,561		300,000
Other Amounts due to Related Parties		602,948
Taxes Payable
Deferred Tax Liability - Current	69,648	69,648	[3]	69,648	[2]
Derivative Liability	426,625
Total Current Liabilities	12,167,809	7,483,293		1,928,511
Notes Payable-Related Parties:Long-term (net of $171,452 discount)	363,996	0
Deferred Income Taxes	1,002,283	887,050		731,828
Total Liabilities	13,534,088	8,370,343		2,660,339
Shareholders' Equity:
Preferred stock, $0.001 par value; 20,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.001 par value; 100,000,000 shares authorized, 22,049,576,21,949,576 and 18,308,576 shares issued and outstanding at September 30, 2012, December 31, 2011 and December 31, 2010, respectively	22,050	21,950		18,309
Additional Paid-In Capital	6,648,433	4,684,095		3,191,314
Accumulated Deficit	(9,140,795)	(4,098,612)	[4]	78,438
Accumulated Other Comprehensive Income (Loss)				3,209
Total Shareholders' Equity (Deficit)	(2,470,312)	607,433		3,291,270
Total Liabilities and Shareholders' Equity (Deficit)	$ 11,063,776	$ 8,977,776		$ 5,951,609

[1]	Restatement of Accounts Receivable resulting from unrecognized revenues
[2]	Restatement of Income Taxes to reflect the affect of the change in revenues.
[3]	Restatement of Income Taxes to reflect a correction in the calculation of deferred tax assets and liabilities
[4]	Restatement of Accumulated Deficit to reflect changes to tax accounts reflected in 2010 restatement.

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes Payable-Related Parties Long-term, discount	$ 171,452	$ 566,439	$ 566,439
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	22,049,576	21,949,576	18,308,576
Common stock, shares outstanding	22,049,576	21,949,576	18,308,576

CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Product Sales	$ 1,812,306	$ 2,359,493	$ 4,416,121	$ 6,390,818	$ 8,282,734	$ 6,544,311	[1]
Service Revenue	264,226	99,505	483,822	478,437	526,934	1,078,166
Total Revenue	2,076,532	2,458,998	4,899,943	6,869,255	8,809,668	7,622,477
Cost of Product Sold	639,071	334,157	1,008,742	876,090	1,249,522	1,228,722
Cost of Services Sold	477,225	419,361	1,363,549	1,089,823	1,507,511	1,343,770
Total Cost of Sales	1,116,296	753,518	2,372,291	1,965,913	2,757,033	2,572,492
Total Gross Profit	960,236	1,705,480	2,527,652	4,903,342	6,052,635	5,049,985
Operating Expenses:
Research and Development	36,816	50,600	94,089	119,720	163,081	320,106
Selling, General and Administrative	2,431,049	3,113,310	7,209,421	8,674,171	11,670,092	6,305,805
Total Operating Expenses	2,467,865	3,163,910	7,303,510	8,793,891	11,833,173	6,625,911	[2]
Net Income (Loss) before Other Income and Expense	(1,507,629)	(1,458,430)	(4,775,858)	(3,890,549)	(5,780,538)	(1,575,926)
Other Income and Expense:
Interest Income (Expense)	(326,587)	(583,739)	(2,269,244)	(583,739)	(875,783)
Grant Income						733,439
Derivative Revaluation	10,777		10,777
Investment Income (Loss)				7,638	7,641	3,970
Total Other Income and (Expense)	(315,810)	(583,739)	(2,258,467)	(576,101)	(868,142)	737,409
Net Income (Loss) before Taxes	(1,823,439)	(2,042,169)	(7,034,325)	(4,466,650)	(6,648,680)	(838,517)
Income Taxes
Deferred Income Tax Expense (Benefit)	(581,996)	(759,171)	(1,992,142)	(1,660,466)	(2,471,630)	(332,404)	[3]
Net Income (Loss) before Comprehensive Income	(1,241,443)	(1,282,998)	(5,042,183)	(2,806,184)	(4,177,050)	(506,113)
Unrealized Gain or (Loss) on Investments						1,530
Reclassification for losses included in Net Income				(3,209)	(3,209)	3,659
Comprehensive Income (Loss)	$ (1,241,443)	$ (1,282,998)	$ (5,042,183)	$ (2,809,393)	$ (4,180,259)	$ (500,924)
Basic and Diluted Loss Per Share (In dollars per share)	$ (0.06)	$ (0.06)	$ (0.23)	$ (0.13)
Basic Loss Per Share (In dollars per share)					$ (0.19)	$ (0.03)
Diluted Loss Per Share (In dollars per share)					$ (0.19)	$ (0.03)
Basic and Diluted Weighted Average Number of Common Shares Outstanding (in shares)	22,010,446	21,949,576	21,970,014	21,536,821
Basic Weighted Average Number of Common Shares Outstanding (in shares)					21,949,576	18,301,485	[4]
Diluted Weighted Average Number of Common Shares Outstanding (In shares)					22,678,788	18,493,173	[4]

[1]	Restatement of Product revenue as described above
[2]	Restatement of Operating Expenses to eliminate bad debts associated with unrecognized revenues
[3]	Restatement of Income Taxes to reflect the affect of the change in revenues
[4]	Restatement of Share Counts to reflect the number of shares outstanding and diluted prior to the January 2011 reorganization

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)		Total	Common Stock		Additional Paid-In Capital		Accumulated Deficit		Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2009	[1]	$ 3,658,689	$ 18,314		$ 3,057,804		$ 584,551		$ (1,980)
Beginning Balance (in shares) at Dec. 31, 2009	[1]		18,313,455
Stock Issued for Services (in shares)			14,789
Stock Issued for Services		50,000	15		49,985
Shares Retired (in shares)			(19,668)
Shares Retired			(20)		20
Reclassification of Gains to Net Income		3,659
Stock Option Expense		83,505			83,505
Net Loss		(506,113)					(506,113)
Unrealized Gain on Investments		5,189							5,189
Ending Balance at Dec. 31, 2010		3,291,270	18,309	[2]	3,191,314	[2]	78,438	[2]	3,209
Ending Balance (in shares) at Dec. 31, 2010	[2]		18,308,576
Stock Issued for Services (in shares)			16,000
Stock Issued for Services		40,800	16		40,784
Shares issued to existing shell shareholders in the reorganization (in shares)			3,625,000
Shares issued to existing shell shareholders in the reorganization		(500,000)	3,625		(503,625)
Reclassification of Gains to Net Income		(3,209)			0				(3,209)
Warrants Issued in connection with loans from related party		591,702			591,702
Stock Option Expense		1,363,920			1,363,920
Net Loss		(4,177,050)					(4,177,050)
Ending Balance at Dec. 31, 2011		607,433	21,950		4,684,095		(4,098,612)
Ending Balance (in shares) at Dec. 31, 2011			21,949,576
Stock Issued for Services (in shares)			100,000
Stock Issued for Services		100,000	100		99,900
Warrants Issued in connection with loans from related party		1,301,457			1,301,457
Stock Option Expense		562,981			562,981
Net Loss		(5,042,183)					(5,042,183)
Ending Balance at Sep. 30, 2012		$ (2,470,312)	$ 22,050		$ 6,648,433		$ (9,140,795)
Ending Balance (in shares) at Sep. 30, 2012			22,049,576

[1]	The stockholders' equity has been recapitalized to give effect to the shares exchanged by existing shareholders pursuant to the merger agreement dated January 31, 2011, more fully discussed in Note 7 to these financial statements.
[2]	The stockholders' equity has been recapitalized to give effect to the shares exchanged by existing shareholders pursuant to the merger agreement dated January 31, 2011, more fully discussed in Note 6 to these financial statements.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net Loss	$ (5,042,183)	$ (2,806,184)	$ (4,177,050)	$ (506,113)
Adjustments:
Depreciation and Amortization	325,167	336,885	457,824	328,257
Stock Option Compensation	562,981	661,750	1,363,918	83,505
Stock Issued for Services	100,000	40,800	40,800	50,000
Deferred Income Taxes	(1,992,142)	(1,660,466)	(2,471,630)	(332,404)	[1]
Bad Debts Expense
Amortization of Note Discount	2,133,847
Derivative Liability	(10,777)
Changes:
Inventory	(358,381)	36,582	(130,471)	(12,464)
Accounts Receivable	345,440	(423,578)	(444,035)	(110,443)
Loans Receivable - Employees	4,265	5,832	6,378	93,699
Prepaid Expenses	(58,630)	(60,657)	(661,703)	(87,188)
Prepaid Taxes	(102,000)	(400,000)
Deferred Tax Asset	(115,233)	24,927	(53,293)	(285,105)
Other Assets	(20,000)
Accounts Payable and Accrued Expenses	1,514,400	2,143,300	3,430,379	1,148,750
Taxes Payable	0	0		(76,199)
Deferred Tax Liability	115,233	104,280	53,293	285,105
Net Cash Flows from Operating Activities	(2,598,013)	(1,996,529)	(2,585,590)	579,400
Cash Flows from Investing Activities:
Net Sales or (Purchases) of Investments	0	241,207	244,416	302,053
Acquisition of Intangible Assets	(145,779)	(488,147)	(430,039)	(510,188)
Purchases of Property and Equipment	(111,862)	(83,819)	(82,285)	(196,567)
Net Cash Flows from Investing Activities	(257,641)	(330,759)	(267,908)	(404,702)
Cash Flows from Financing Activities:
Proceeds from Issuance of Common Stock
Notes Payable-Related Parties	2,980,000	932,000	1,602,000	300,000
Due to Related Parties	(267,500)	602,948	602,948
Net Cash Flows from Financing Activities	2,712,500	1,534,948	2,204,948	300,000
Net Change in Cash and Cash Equivalents	(143,154)	(792,340)	(648,550)	474,698
Cash and Cash Equivalents - Beginning of Year	147,364	795,914	795,914	321,216
Cash and Cash Equivalents - End of Period	4,210	3,574	147,364	795,914
Supplemental Disclosure of Cash Flow Information
Interest Paid
Interest Expense			10,400
Income Taxes Paid	$ 102,000	$ 400,000		$ 150,000

[1]	Restatement of Income Taxes to reflect the affect of the change in revenues

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Note payable issued to Companies Founders in partial payment of stock purchase	$ 440,000	$ 440,000
Shares issued to existing shell shareholders in the reorganization	500,000	500,000
Accrued Expenses related to stock purchase	$ 60,000	$ 60,000

Business Activity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Business Activity

Note 1: Business Activity

TARGETED MEDICAL PHARMA, INC. (“Company”), also doing business as Physician Therapeutics (“PTL”), is a specialty pharmaceutical company that develops and commercializes nutrient- and pharmaceutical-based therapeutic systems. The Company also does business as Laboratory Industry Services (“LIS”), which is a facility for the performance of diagnostic testing. On July 30, 2007, the Company formed the wholly-owned subsidiary, Complete Claims Processing, Inc. (“CCPI”), which provides billing and collection services on behalf of physicians for claims to insurance companies, governmental agencies and other medical payers.

Segment Information :

The Company had revenue outside of the United States of $0 and $168,244 for the three months ended September 30, 2012 and 2011, respectively. The Company’s operations are organized into two reportable segments: Targeted Medical Pharma (“TMP”) and CCPI.

•	TMP : This segment includes PTL and LIS as described above. This segment develops and distributes nutrient based therapeutic products and distributes pharmaceutical products from other manufacturers through employed sales representatives and distributors. TMP also performs the administrative, regulatory compliance, sales and marketing functions of the corporation, owns the corporation’s intellectual property and is responsible for research and development relating to medical food products and the development of software used for the dispensation and billing of medical foods, generic and branded products. The TMP segment also manages contracts and chargebacks.

•	CCPI : This segment provides point-of-care dispensing solutions and billing and collections services. It is responsible for the research and development of billing software and methodologies and the customization of hardware that supports dispensing, billing and collection operations.

Segment Information for the three months ended September 30,

2012 (unaudited)	Total	TMP	CCPI
Gross Sales	$2,076,532	$1,812,306	$264,226
Gross Profit (Loss)	$960,236	$1,173,235	$(212,999)
Comprehensive Income (Loss)	$(1,241,443)	$(1,028,444)	$(212,999)
Total Assets	$11,063,776	$11,146,759	$(82,983)
less Eliminations	$-	$(82,983)	$82,983
Net Total Assets	$11,063,776	$11,063,776	$-

2011 (Unaudited and restated)	Total	TMP	CCPI
Gross Sales	$2,458,998	$2,359,493	$99,505
Gross Profit (Loss)	$1,705,480	$2,025,336	$(319,856)
Comprehensive Income (Loss)	$(1,282,998)	$(919,287)	$(363,711)
Total Assets	$7,627,293	$11,019,907	$(3,392,614)
less Eliminations	$-	$(3,424,405)	$3,424,405
Net Total Assets	$7,627,293	$7,595,502	$31,791

Segment Information for the nine months ended September 30,

2012 (unaudited)	Total	TMP	CCPI
Gross Sales	$4,899,943	$4,416,121	$483,822
Gross Profit (Loss)	$2,527,652	$3,407,379	$(879,727)
Comprehensive Income (Loss)	$(5,042,183)	$(4,162,456)	$(879,727)
Total Assets	$11,063,776	$11,146,759	$(82,983)
less Eliminations	$-	$(82,983)	$82,983
Net Total Assets	$11,063,776	$11,063,776	$-

2011 (Restated)	Total	TMP	CCPI
Gross Sales	$6,869,255	$6,390,818	$478,437
Gross Profit (Loss)	$4,903,342	$5,514,728	$(611,386)
Comprehensive Income (Loss)	$(2,809,393)	$(2,562,668)	$(246,725)
Total Assets	$7,627,293	$11,019,907	$(3,392,614)
less Eliminations	$-	$(3,424,405)	$3,424,405
Net Total Assets	$7,627,293	$7,595,502	$31,791

Note 1: Business Activity

TARGETED MEDICAL PHARMA, INC. (“Company”), also doing business as Physician Therapeutics (“PTL”), is a specialty pharmaceutical company that develops and commercializes nutrient- and pharmaceutical-based therapeutic systems. The Company also does business as Laboratory Industry Services (“LIS”), which is a facility for the performance of diagnostic testing. On July 30, 2007, the Company formed the wholly owned subsidiary, Complete Claims Processing, Inc. ("CCPI"), which provides billing and collection services on behalf of physicians for claims to insurance companies, governmental agencies and other medical payers.

Segment Information:

The Company had revenue outside of the United States of $455,200 and $191,800 for the years ended December 31, 2011 and 2010, respectively. The Company’s operations are organized into two reportable segments: TMP and CCPI.

•	TMP: This segment includes PTL and LIS as described above. This segment develops and distributes nutrient based therapeutic products and distributes pharmaceutical products from other manufacturers through employed sales representatives and distributors. TMP also performs the administrative, regulatory compliance, sales and marketing functions of the corporation, owns the corporation’s intellectual property and is responsible for research and development relating to medical food products and the development of software used for the dispensation and billing of medical foods, generic and branded products. The TMP segment also manages contracts and chargebacks.

•	CCPI: This segment provides point-of-care dispensing solutions and billing and collections services. It is responsible for the research and development of billing software and methodologies and the customization of hardware that supports dispensing, billing and collection operations.

Segment Information for the 12 months ended December 31,

2011 (Restated)	Total	TMP	CCPI
Gross Sales	$8,809,668	$8,282,734	$526,934
Gross Profit	$6,052,635	$7,033,212	$(980,577)
Comprehensive Income	$(4,180,259)	$(3,089,429)	$(1,090,830)
Total Assets	$8,977,776	$12,844,524	$(3,866,748)
less Eliminations	$-	$(3,979,936)	$3,979,936
Net Total Assets	$8,977,776	$8,864,588	$113,188

2010 (Restated)
Gross Sales	$7,622,477	$6,544,311	$1,078,166
Gross Profit	$5,049,985	$5,315,589	$(265,604)
Comprehensive Income	$(500,924)	$(189,850)	$(311,074)
Total Assets	$5,951,609	$6,624,150	$(672,541)
less Eliminations	$-	$(777,416)	$777,416
Net Total Assets	$5,951,609	$5,846,734	$104,875

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2: Summary of Significant Accounting Policies

Going concern : – The 2011 audited consolidated financial statements were prepared on the basis that the Company would continue as a going concern. The Company has losses for the year ended December 31, 2011 totaling $4,177,050 as well as accumulated deficit amounting to $4,098,612. Further the Company appeared to have inadequate cash and cash equivalents of $147,364 as of December 31, 2011 to cover projected operating costs for the next 12 months. The loss for the nine months ended September 30, 2012 was $5,042,183, which increased the accumulated deficit to $9,140,795 As a result, the Company is dependent upon further financing including loans from related parties, development of revenue streams with shorter collection times and accelerating collections on our physician managed and hybrid revenue business models.

These factors raise substantial doubt about the ability of the Company to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties. In this regard, management is planning to raise any necessary additional funds through loans and/or additional sales of its common stock, development of revenue streams with shorter collection times and accelerating collections on our physician managed and hybrid revenue streams. There is no assurance that the Company will be successful in raising additional capital at terms acceptable to the Company.

Principles of consolidation : The consolidated financial statements include accounts of TMP and its wholly owned subsidiary, CCPI, collectively referred to as “the Company”. All significant intercompany accounts and transactions have been eliminated in consolidation. In addition, TMP and CCPI share the common operating facility, certain employees and various costs. Such expenses are principally paid by TMP. Due to the nature of the parent and subsidiary relationship, the individual financial position and operating results of TMP and CCPI may be different from those that would have been obtained if they were autonomous.

Accounting estimates : The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash Equivalents : The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less when purchased to be cash equivalents. The recorded carrying amounts of the Company’s cash and cash equivalents approximate their fair market value.

Considerations of credit risk : Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of trade accounts receivable.

TMP markets medical foods and generic and branded pharmaceuticals through employed sales representatives, independent distributors and pharmacies. Product sales are invoiced upon shipment at Average Wholesale Price (“AWP”), which is a commonly used term in the industry, with varying rapid pay discounts, under four models: Physician Direct Sales, Distributor Direct Sales, Physician Managed and Hybrid.

Revenue Recognition :

Under the following revenue models product sales are invoiced upon shipment:

•	Physician Direct Sales Model (1% of revenue for the nine months ended September 30, 2012): Under this model, a physician purchases products from TMP but does not retain CCPI’s services. TMP invoices the physician upon shipment under terms which allow a significant rapid pay discount off AWP for payment within discount terms in accordance with the product purchase agreement. The physicians dispense the product and perform their own claims processing and collections. TMP recognizes revenue under this model on the date of shipment at the gross invoice amount less the anticipated rapid pay discount offered in the product purchase agreement. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% may be applied to the outstanding balance. The physician is responsible for payment directly to TMP.

•	Distributor Direct Sales Model (30% of revenue for the nine months ended September 30, 2012): Under this model, a distributor purchases products from TMP and sells those products to a physician and the physician does not retain CCPI’s services. TMP invoices distributors upon shipment under terms which include a significant discount off AWP. TMP recognizes revenue under this model on the date of shipment at the net invoice amount. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% may be applied to the outstanding balance.

Due to substantial uncertainties as to the timing and collectability of revenues derived from our Physician Managed and Hybrid models described below, which can take in excess of four years to collect, we have determined that these revenues did not meet the criteria for recognition in accordance with ASC 605, Revenue Recognition . These revenues are therefore required to be recorded when collectability is reasonably assured, which the Company has determined is when the payment is received.

•	Physician Managed Model (46% of revenue for the nine months ended September 30, 2012): Under this model, a physician purchases products from TMP and retains CCPI’s services. TMP invoices physician upon shipment to physician under terms which allow a significant rapid pay discount for payment received within terms in accordance with the product purchase agreement which includes a security interest for TMP in the products and receivables generated by the dispensing of the products. The physician also executes a billing and claims processing services agreement with CCPI for billing and collection services relating to our products (discussed below). CCPI submits a claim for reimbursement on behalf of the physician client. The CCPI fee and product invoice amount are deducted from the reimbursement received by CCPI on behalf of the physician client before the reimbursement is forwarded to the physician client. In the event the physician fails to pay the product invoice within the agreed term, we can deduct the payment due from any of the reimbursements received by us on behalf of the physician client as a result of the security interest we obtained in the products we sold to the physician client and the receivables generated by selling the products in accordance with our agreement. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% is applied to the outstanding balance. However, since we are in the early stage of our business, as a courtesy to our physician clients, our general practice has been to extend the rapid pay discount beyond the initial term of the invoice until the invoice is paid and not to apply a late payment fee to the outstanding balance. TMP recognizes revenue under this model on the date payment is received at the gross invoice amount less the applicable rapid pay discount offered in the product purchase agreement

•	Hybrid Model (13% of revenue for the nine months ended September 30, 2012): Under this model, a distributor purchase products from TMP and sell those products to a physician and the physician retains CCPI’s services. TMP invoices distributors upon shipment under terms which allow a significant rapid pay discount for payment received within terms in accordance with the product purchase agreements. The physician client of the distributor executes a billing and claims processing services agreement with CCPI for billing and collection services (discussed below). The distributor product invoice and the CCPI fee are deducted from the reimbursement received by CCPI on behalf of the physician client before the reimbursement is forwarded to the distributor for further delivery to their physician clients. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% is applied to the outstanding balance. However, since we are in the early stage of our business, as a courtesy to our physician clients, our general practice has been to extend the rapid pay discount beyond the initial term of the invoice until the invoice is paid and not to apply a late payment fee to the outstanding balance. TMP recognizes revenue under this model on the date payment is received at the net invoice amount.

In the nine months ended September 30, 2012 and 2011 the Company issued invoices to Physician Managed and Hybrid model customers aggregating $10,035,444 and $12,588,458, respectively, which were not recognized as revenues or accounts receivable in the accompanying consolidated financial statements at the time of such billings. Direct costs associated with these revenues are expensed as incurred. Direct costs associated with these billings aggregating $1,008,742 and $876,090, respectively, were expensed in the accompanying consolidated financial statements at the time of such billings. However, in accordance with the revenue recognition policy described above, the Company recognized revenues from customers under these business models when cash was collected aggregating $2,892,866 and $3,581,067 in the nine months ended September 30, 2012 and 2011, respectively. As of September 30, 2012, the Company had contractual receivables from its Physician Managed and Hybrid model customers totaling $37,106,714 which are not reflected in the accompanying consolidated balance sheet as of such dates and will be recorded as revenue only when payment is received.

CCPI receives no revenue in the physician direct or distributor direct models because it does not provide collection and billing services to these customers. In the Physician Managed and Hybrid models, CCPI has a billing and claims processing service agreement with the physician. That agreement includes a service fee defined as a percentage of collections on all claims. Because fees are only earned by CCPI upon collection of the claim and the fee is not determinable until the amount of the collection of the claim is known, CCPI recognizes revenue at the time that collections are received.

No returns of products are allowed except products damaged in shipment, which has been insignificant.

The rapid pay discounts to the AWP offered to the physician or distributor, under the models described above, vary based upon the expected payment term from the physician or distributor. The discounts are derived from the Company’s historical experience of the collection rates from internal sources and updated for facts and circumstances and known trends and conditions in the industry, as appropriate. As described in the models above, we recognize provisions for rapid pay discounts in the same period in which the related revenue is recorded. We believe that our current provisions appropriately reflect our exposure for rapid pay discounts. These rapid pay discounts, have typically ranged from 40% to 88% of Average Wholesale Price and we have monitored our experience ratio periodically over the prior twelve months and have made adjustments as appropriate.

Allowance for doubtful accounts : Under the direct sales to physician and direct sales to distributor models, product is sold under terms that allow substantial discounts (40-88%) for payment within terms. With such substantial discounts, it is rare that an invoice is not paid within terms. We have not experienced any write offs associated with these revenue models.

Under the Company’s physician managed model and hybrid model, CCPI performs billing and collection services on behalf of the physician client and deducts the CCPI fee and product invoice amount from the reimbursement received by CCPI on behalf of the physician client before the reimbursement is forwarded to the physician client . Extended collection periods are typical in the workers compensation industry with payment terms extending from 45 days to in excess of four years. The physician remains personally liable for purchases of product from TMP and, during this long collection cycle, TMP retains a security interest in all products sold to the physician along with the claims receivable that result from sales of the products. CCPI maintains an accounting of all managed accounts receivable on behalf of the physician and regularly reports to the physician. As described above, due to uncertainties as to the timing and collectability of revenues derived from these models, revenue is recorded when payment is received therefore no allowance for doubtful accounts is necessary.

In addition to the bad debt recognition policy above, it is also TMP’s policy to write down uncollectible loans and trade receivables when the payer is no longer in existence, is in bankruptcy or is otherwise insolvent. In such instances our policy is to reduce accounts receivable by the uncollectible amount and to proportionally reduce the allowance for doubtful accounts.

Inventory valuation : Inventory is valued at the lower of cost (first in, first out) or market and consists primarily of finished goods.

Property and equipment : Property and equipment are stated at cost. Depreciation is calculated using the straight line method over the estimated useful lives of the related assets. Computer equipment is amortized over three to five years. Furniture and fixtures are depreciated over five to seven years. Leasehold improvements are amortized over the shorter of fifteen years or term of the applicable property lease. Maintenance and repairs are expensed as incurred; major renewals and betterments that extend the useful lives of property and equipment are capitalized. When property and equipment is sold or retired, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is recognized. Amenities are capitalized as leasehold improvements.

Impairment of long-lived assets : The long-lived assets held and used by the Company are reviewed for impairment no less frequently than annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In the event that facts and circumstances indicate that the cost of any long-lived assets may be impaired, an evaluation of recoverability is performed. No asset impairment was recorded for the nine months ended September 30, 2012 or 2011.

Intangible assets : Intangible assets with finite lives, including patents and internally developed software (primarily the Company’s PDRx Software), are stated at cost and are amortized over their useful lives. Patents are amortized on a straight line basis over their statutory lives, usually fifteen to twenty years. Internally developed software is amortized over three to five years. Intangible assets with indefinite lives are tested annually for impairment, during the fiscal fourth quarter and between annual periods, and more often when events indicate that an impairment may exist. If impairment indicators exist the intangible assets are written down to fair value as required. No asset impairment was recorded for the nine months ended September 30, 2012 or 2011.

Fair value of financial instruments : The Company’s financial instruments are accounts receivable, accounts payable and notes payable. The recorded values of accounts receivable, accounts payable, and notes payable approximate their values based on their short term nature.

Derivative Financial Instruments: The Company’s objectives in using derivative financial instruments are to obtain the lowest cash cost-source of funds. Derivative liabilities are recognized in the consolidated balance sheets at fair value based on the criteria specified in FASB ASC topic 815-40 " Derivatives and Hedging – Contracts in Entity’s own Equity ". The estimated fair value of the derivative liabilities is calculated using the Black-Scholes-Merton method where applicable and such estimates are revalued at each balance sheet date, with changes in value recorded as other income or expense in the consolidated statement of operations. As a result of the Company’s adoption of ASC topic 815-40, effective January 1, 2009 some of the Company’s warrants are now accounted for as derivatives. As of September 30, 2012, 1,158,981 warrants were classified as derivative liabilities. Each reporting period the warrants are re-valued and adjusted through the caption “derivative revaluation” on the consolidated statements of operations.

Income taxes : The Company determines its income taxes under the asset and liability method. Under the asset and liability approach, deferred income tax assets and liabilities are calculated and recorded based upon the future tax consequences of temporary differences by applying enacted statutory tax rates applicable to future periods for differences between the financial statements carrying amounts and the tax basis of existing assets and liabilities. Generally, deferred income taxes are classified as current or non-current in accordance with the classification of the related asset or liability. Those not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse. Valuation allowances are provided for significant deferred income tax assets when it is more likely than not that some or all of the deferred tax assets will not be realized. The Company currently has $37.1 million in unrecognized revenue which is based on the total discounted amounts owed to it by its PMM and Hybrid Model Customers. Although the uncertainties as to the timing and collectability of revenues derived from these models prevent the current recognition of revenue under ASC 605, the Company does estimate that it will collect sufficient revenues before the expiration of the net operating loss deductions. Thus the Company expects that it will utilize the existing net operating losses against future income taxes and therefore a valuation allowance against the Deferred Tax Asset-Long Term is not deemed necessary as of the date of the financial statements.

The Company recognizes tax liabilities by prescribing a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized, and also provides guidance on de-recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The minimum threshold is defined as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. To the extent that the final tax outcome of these matters is different than the amount recorded, such differences impact income tax expense in the period in which such determination is made. Interest and penalties, if any, related to accrued liabilities for potential tax assessments are included in income tax expense.

Stock-Based Compensation : The Company accounts for stock option awards in accordance with ASC 718. Under ASC 718, compensation expense related to stock-based payments is recorded over the requisite service period based on the grant date fair value of the awards. Compensation previously recorded for unvested stock options that are forfeited is reversed upon forfeiture. The Company uses the Black-Scholes option pricing model for determining the estimated fair value for stock-based awards. The Black-Scholes model requires the use of assumptions which determine the fair value of stock-based awards, including the option’s expected term and the price volatility of the underlying stock.

The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of ASC 505-50. Accordingly, the measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement.

Income Per Share : The Company utilizes ASC 260, “Earnings per Share”. Basic income (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted-average number of common shares outstanding. Diluted income (loss) per share is computed similar to basic income (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Common equivalent shares are excluded from the computation if their effect is anti-dilutive.

The following potential common shares have been excluded from the computation of diluted net income (loss) per share for the periods presented where the effect would have been anti-dilutive:

	September 30, 2012	September 30, 2011
Options shares excluded	2,018,444	933,091

Research and development : Research and development costs are expensed as incurred. In instances where we enter into agreements with third parties for research and development activities we may prepay fees for services at the initiation of the contract. We record the prepayment as a prepaid asset and amortize the asset into research and development expense over the period of time the contracted research and development services are performed. Most contract research agreements include a ten year records retention and maintenance requirement. Typically, we expense 50% of the contract amount within the first two years of the contract and 50% over the remainder of the record retention requirements under the contract based on our experience on how long the clinical trial service is provided.

Reclassification :

Certain accounts in the prior-year consolidated financial statements have been reclassified for comparative purposes to conform to the presentation in the current-year financial statements.

Note 2: Summary of Significant Accounting Policies

Going concern: – The accompanying financial statements have been prepared on the basis that the Company will continue as a going concern. The Company has losses for the year ended December 31, 2011 totaling $4,177,050 as well as accumulated deficit amounting to $4,491,737. Further the Company appears to have inadequate cash and cash equivalents of $147,364 as of December 31, 2011 to cover projected operating costs for the next 12 months. As a result, the Company is dependent upon further financing, development of revenue streams with shorter collection times and accelerating collections on our physician managed and hybrid revenue streams.

These factors raise substantial doubt about the ability of the Company to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of these uncertainties. In this regard, management is planning to raise any necessary additional funds through loans and/or additional sales of its common stock development of revenue streams with shorter collection times and accelerating collections on our physician managed and hybrid revenue streams. There is no assurance that the Company will be successful in raising additional capital.

Principles of consolidation: The consolidated financial statements include accounts of TMP and its wholly owned subsidiary, CCPI, collectively referred to as "the Company". All significant intercompany accounts and transactions have been eliminated in consolidation. In addition, TMP and CCPI share the common operating facility, certain employees and various costs. Such expenses are principally paid by TMP. Due to the nature of the parent and subsidiary relationship, the individual financial position and operating results of TMP and CCPI may be different from those that would have been obtained if they were autonomous.

Accounting estimates: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash Equivalents: The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less when purchased to be cash equivalents. The recorded carrying amounts of the Company’s cash and cash equivalents approximate their fair market value.

Considerations of credit risk: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of trade accounts receivable.

TMP markets medical foods and generic and branded pharmaceuticals through employed sales representatives, independent distributors and pharmacies. Product sales are invoiced upon shipment at Average Wholesale Price (“AWP”), which is a commonly used term in the industry, with varying rapid pay discounts, under four models:Physician Direct Sales, Distributor Direct Sales, Physician Managed and Hybrid.

Revenue Recognition:

Under the following revenue modelsproduct sales are invoiced upon shipment:

•	Physician Direct Sales Model (1% of revenue for 12 months ended December 31, 2011): Under this model, a physician purchases products from TMP but does not retain CCPI’s services. TMP invoices the physician upon shipment under terms which allow a significant rapid pay discount off AWP for payment within discount terms in accordance with the product purchase agreement. The physicians dispense the product and perform their own claims processing and collections. TMP recognizes revenue under this model on the date of shipment at the gross invoice amount less the anticipated rapid pay discount offered in the product purchase agreement. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% may be applied to the outstanding balance. The physician is responsible for payment directly to TMP.

•	Distributor Direct Sales Model (40% of revenue for 12 months ended December 31, 2011): Under this model, a distributor purchases products from TMP and sells those products to a physician and the physician does not retain CCPI’s services. TMP invoices distributors upon shipment under terms which include a significant discount off AWP. TMP recognizes revenue under this model on the date of shipment at the net invoice amount. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% may be applied to the outstanding balance.

Due to substantial uncertainties as to the timing and collectability of revenues derived from our Physician Managed and Hybrid models described below, which can take in excess of four years to collect, we have determined that these revenues did not meet the criteria for recognition in accordance with SAB Topic 13, Revenue Recognition. These revenues are therefore required to be recorded when collectability is reasonably assured, which the Company has determined is when the payment is received.

•	Physician Managed Model (48% of revenue for 12 months ended December 31, 2011): Under this model, a physician purchases products from TMP and retains CCPI’s services. TMP invoices physician upon shipment to physician under terms which allow a significant rapid pay discount for payment received within terms in accordance with the product purchase agreement which includes a security interest for TMP in the products and receivables generated by the dispensing of the products. The physician also executes a billing and claims processing services agreement with CCPI for billing and collection services relating to our products (discussed below). CCPI submits a claim for reimbursement on behalf of the physician client. The CCPI fee and product invoice amount are deducted from the reimbursement received by CCPI on behalf of the physician client before the reimbursement is forwarded to the physician client. In the event the physician fails to pay the product invoice within the agreed term, we can deduct the payment due from any of the reimbursements received by us on behalf of the physician client as a result of the security interest we obtained in the products we sold to the physician client and the receivables generated by selling the products in accordance with our agreement. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% is applied to the outstanding balance. However, since we are in the early stage of our business, as a courtesy to our physician clients, our general practice has been to extend the rapid pay discount beyond the initial term of the invoice until the invoice is paid and not to apply a late payment fee to the outstanding balance.

•	Hybrid Model (11% of revenue for 12 months ended December 31, 2011): Under this model, a distributor purchase products from TMP and sell those products to a physician and the physician retains CCPI’s services. TMP invoices distributors upon shipment under terms which allow a significant rapid pay discount for payment received within terms in accordance with the product purchase agreements. The physician client of the distributor executes a billing and claims processing services agreement with CCPI for billing and collection services (discussed below). The distributor product invoice and the CCPI fee are deducted from the reimbursement received by CCPI on behalf of the physician client before the reimbursement is forwarded to the distributor for further delivery to their physician clients. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% is applied to the outstanding balance. However, since we are in the early stage of our business, as a courtesy to our physician clients, our general practice has been to extend the rapid pay discount beyond the initial term of the invoice until the invoice is paid and not to apply a late payment fee to the outstanding balance.

In 2011 and 2010, the Company issued billings to Physician Managed and Hybrid model customers aggregating $16.16 million and $15.70 million, respectively, which were not recognized as revenues or accounts receivable in the accompanying consolidated financial statements at the time of such billings. Direct costs associated with these revenues are expensed as incurred. Direct costs associated with these billings aggregating $1,249,522 and $1,228,722 respectively, were expensed in the accompanying consolidated financial statements at the time of such billings. However, in accordance with the revenue recognition policy described above, the Company recognized revenues from certain of these customers when cash was collected aggregating $4,937,529 and $3,134,775 in 2011 and 2010, respectively. As of December 31, 2011 and 2010, the Company had contractual receivables from its Physician Managed and Hybrid model customers totaling $33,767,275 and $22,937,666 respectively, which are not reflected in the accompanying consolidated balance sheet as of such dates and will be recorded as revenue only when payment is made.

CCPI receives no revenue in the physician direct or distributor direct models because it does not provide collection and billing services to these customers. In the Physician Managed and Hybrid models, CCPI has a billing and claims processing service agreement with the physician. That agreement includes a service fee defined as a percentage of collections on all claims. Because fees are only earned by CCPI upon collection of the claim and the fee is not determinable until the amount of the collection of the claim is known, CCPI recognizes revenue at the time that collections are received.

No returns of products are allowed except products damaged in shipment, which has been insignificant.

The rapid pay discounts to the AWP offered to the physician or distributor, under the models described above, vary based upon the expected payment term from the physician or distributor. The discounts are derived from the Company’s historical experience of the collection rates from internal sources and updated for facts and circumstances and known trends and conditions in the industry, as appropriate. As described in the models above, we recognize provisions for rapid pay discounts in the same period in which the related revenue is recorded. We believe that our current provisions appropriately reflect our exposure for rapid pay discounts. These rapid pay discounts, have typically ranged from 40% to 88% of Average Wholesale Price and we have monitored our experience ratio periodically over the prior twelve months and have made adjustments as appropriate.

Allowance for doubtful accounts: Under the direct sales to physician and direct sales to distributor models, product is sold under terms that allow substantial discounts (40-88%) for payment within terms. With such substantial discounts, it is rare that an invoice is not paid within terms. We have not experienced any write offs associated with these revenue models.

 Under the Company’s physician managed model and hybrid model, CCPI performs billing and collection services on behalf of the physician client and deducts the CCPI fee and product invoice amount from the reimbursement received by CCPI on behalf of the physician client before the reimbursement is forwarded to the physician client . Extended collection periods are typical in the workers compensation industry with payment terms extending from 45 days to in excess of four years. The physician remains personally liable for purchases of product from TMP and, during this long collection cycle, TMP retains a security interest in all products sold to the physician along with the claims receivable that result from sales of the products. CCPI maintains an accounting of all managed accounts receivable on behalf of the physician and regularly reports to the physician. As described above, due to uncertainties as to the timing and collectability of revenues derived from these models, revenue is recorded when payment is received therefore no allowance for doubtful accounts is necessary.

In addition to the bad debt recognition policy above, it is also TMP’s policy to write down uncollectible loans and trade receivables when the payer is no longer in existence, is in bankruptcy or is otherwise insolvent. In such instances our policy is to reduce accounts receivable by the uncollectible amount and to proportionally reduce the allowance for doubtful accounts.

Inventory valuation: Inventory is valued at the lower of cost (first in, first out) or market and consists primarily of finished goods.

Property and equipment: Property and equipment are stated at cost. Depreciation is calculated using the straight line method over the estimated useful lives of the related assets. Computer equipment is amortized over three to five years. Furniture and fixtures are depreciated over five to seven years. Leasehold improvements are amortized over the shorter of fifteen years or term of the applicable property lease. Maintenance and repairs are expensed as incurred; major renewals and betterments that extend the useful lives of property and equipment are capitalized. When property and equipment is sold or retired, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is recognized. Amenities are capitalized as leasehold improvements.

Impairment of long-lived assets: The long-lived assets held and used by the Company are reviewed for impairment no less frequently than annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In the event that facts and circumstances indicate that the cost of any long-lived assets may be impaired, an evaluation of recoverability is performed. No asset impairment was recorded for the 12 months ended December 31, 2011 or 2010.

Intangible assets: Intangible assets with finite lives, including patents and internally developed software (primarily the Company’s PDRx Software), are stated at cost and are amortized over their useful lives. Patents are amortized on a straight line basis over their statutory lives, usually fifteen to twenty years. Internally developed software is amortized over three to five years. Intangible assets with indefinite lives are tested annually for impairment, during the fiscal fourth quarter and between annual periods, and more often when events indicate that an impairment may exist. If impairment indicators exist the intangible assets are written down to fair value as required. No asset impairment was recorded for the 12 months ended December 31, 2011 or 2010.

On September 18, 2009, TMP entered into a settlement with one if its distributors on its accounts receivable of $1,301,000. Pursuant to the agreement, the distributor agreed to: (1) sell all domain names and assets associated with the website, medicalfoods.com to TMP, and (2) surrender to TMP its entire PTL physician client list, except four individual PTL active physician groups, and waive all rights associated with its PTL physical client list. The client list had no value since most of the clients had become PLT clients already. The value of the domain name was based on the fair value of the asset exchanged.

 Fair value of financial instruments: The Company’s financial instruments are accounts receivable, accounts payable and notes payable. The recorded values of accounts receivable, accounts payable, and notes payable approximate their values based on their short term nature.

Income taxes: The Company determines its income taxes under the asset and liability method. Under the asset and liability approach, deferred income tax assets and liabilities are calculated and recorded based upon the future tax consequences of temporary differences by applying enacted statutory tax rates applicable to future periods for differences between the financial statements carrying amounts and the tax basis of existing assets and liabilities. Generally, deferred income taxes are classified as current or non-current in accordance with the classification of the related asset or liability. Those not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse. Valuation allowances are provided for significant deferred income tax assets when it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company recognizes tax liabilities by prescribing a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized, and also provides guidance on de-recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The minimum threshold is defined as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. To the extent that the final tax outcome of these matters is different than the amount recorded, such differences impact income tax expense in the period in which such determination is made. Interest and penalties, if any, related to accrued liabilities for potential tax assessments are included in income tax expense.

Stock-Based Compensation: The Company accounts for stock option awards in accordance with ASC 718. Under ASC 718, compensation expense related to stock-based payments is recorded over the requisite service period based on the grant date fair value of the awards. Compensation previously recorded for unvested stock options that are forfeited is reversed upon forfeiture. The Company uses the Black-Scholes option pricing model for determining the estimated fair value for stock-based awards. The Black-Scholes model requires the use of assumptions which determine the fair value of stock-based awards, including the option’s expected term and the price volatility of the underlying stock.

The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of ASC 505-50. Accordingly, the measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement.

Income Per Share: The Company utilizes ASC 260, “Earnings per Share”. Basic income (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted-average number of common shares outstanding. Diluted income (loss) per share is computed similar to basic income (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Common equivalent shares are excluded from the computation if their effect is anti-dilutive.

 The following potential common shares have been excluded from the computation of diluted net income (loss) per share for the periods presented where the effect would have been anti-dilutive:

	December 31, 2011	December 31, 2010
Options shares excluded	941,357	291,347

Research and development: Research and development costs are expensed as incurred. In instances where we enter into agreements with third parties for research and development activities we may prepay fees for services at the initiation of the contract. We record the prepayment as a prepaid asset and amortize the asset into research and development expense over the period of time the contracted research and development services are performed. Most contract research agreements include a ten year records retention and maintenance requirement. Typically, we expense 50% of the contract amount within the first two years of the contract and 50% over the remainder of the record retention requirements under the contract based on our experience on how long the clinical trial service is provided.

Reclassification

Certain accounts in the prior-year financial statements have been reclassified for comparative purposes to conform to the presentation in the current-year financial statements.

Net Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Net Property and Equipment

Note 3: Net Property and Equipment

Net Property and Equipment for the year ending December 31,	2011	2010

Computer Equipment	$589,813	$547,642
Furniture and Fixtures	237,923	215,794
Leasehold Improvements	230,465	212,480
Total, at cost	$1,058,201	$975,916
Accumulated Depreciation and Amortization	(646,378)	(440,428)
Total Property and Equipment	$411,823	$535,488

Depreciation expense for the years ended December 31, 2011 and 2010 was $205,950 and $176,420, respectively. Depreciation included in Cost of Services for the years ended December 31, 2011 and 2010 was $102,975 and $88,310. No depreciation is recorded in Cost of Product Sales since all production for TMP is outsourced to a third party and stored at an outsourced facility. All TMP depreciation is recorded as part of general and administrative expenses.

Stock Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock Based Compensation

Note 3: Stock Based Compensation

For the nine months ended September 30, 2012 and 2011, the Company recorded compensation costs for options and stock grants amounting to $662,981 and $661,750 respectively. A deduction is not allowed for income tax purposes until nonqualified options are exercised. The amount of this deduction will be the difference between the fair value of the Company’s common stock and the exercise price at the date of exercise. Accordingly, there is a deferred tax asset recorded for the tax effect of the financial statement expense recorded. The tax effect of the income tax deduction in excess of the financial statement expense, if any, will be recorded as an increase to additional paid-in capital. No tax deduction is allowed for incentive stock options (ISO). Accordingly no deferred tax asset is recorded for GAAP expense related to these options.

Management has valued the options at their date of grant utilizing the Black Scholes option pricing model. As of the issuance of these consolidated financial statements, there was not a public market for the Company shares. Accordingly, the fair value of the underlying shares was determined based on the historical volatility data of similar companies, considering the industry, products and market capitalization of such other entities. The risk-free interest rate used in the calculations is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options depending on the date of the grant and expected life of the options. The expected life of the options used was based on the contractual life of the option granted. Stock-based compensation is a non-cash expense because we settle these obligations by issuing shares of our common stock from our authorized shares instead of settling such obligations with cash payments.

The fair value of options granted in the nine months ended September 30, 2012 was determined using the following assumptions:

•	Volatility factors of 91-97% were based on similar companies;
•	Expected terms of 5 years based on one-half of the average of the vesting term and the ten year expiration of the option grant;
•	A dividend rate of zero; and
•	The risk free rate was the treasury rate with a maturity of the expected term (0.62% to 1.05%).

The following table summarizes the status of the Company’s aggregate stock options granted:

	Number of Shares Remaining Options	Weighted Average Exercise Price

Outstanding at January 1, 2011	566,424	$2.11
Options granted during 2011	1,382,538	$2.96
Options exercised during 2011	0
Options forfeited during 2011	365,871	$2.62
Outstanding at December 31, 2011	1,583,091	$2.73
Exercisable at December 31, 2011	1,147,909	$2.49
Options granted during 2012	435,353	$1.06
Options exercised during 2012	0
Options forfeited during 2012	0
Outstanding at September 30, 2012	2,018,444	$2.37
Exercisable at September 30, 2012	1,669,303	$2.48

The following table summarizes the status of the Company’s aggregate non-vested shares:

	Number of Non-vested Shares	Weighted Average fair Value at Grant Date

Non-vested at December 31, 2010	206,310	$1.07
Granted in 12 months ended December 31, 2011	1,382,538	$2.10
Forfeited in 12 months ended December 31, 2011	365,871	$1.76
Vested in 12 months ended December 31, 2011	941,599	$1.61
Non-vested at December 31, 2011	435,182	$1.66
Exercisable at December 31, 2011	1,147,909	$1.30
Outstanding at December 31, 2011	1,583,091	$1.40
Granted in nine months ended September 30, 2012	435,353	$0.43
Forfeited in nine months ended September 30, 2012	-	$-
Vested in nine months ended September 30, 2012	521,394	$1.08
Non-vested at September 30, 2012	349,141	$0.93
Exercisable at September 30, 2012	1,669,303	$1.24
Outstanding at September 30, 2012	2,018,444	$1.19

Per employment agreements with each of Dr. Shell and Mr. Giffoni (the “TMP Insiders”), each dated September 1, 2010 and amended on January 31, 2011, the TMP Insiders are entitled to 500,000 shares of common stock and annual base salary and benefits for the longer of the remaining term of the employment agreement or 30 months in the event the TMP Insider is terminated without cause by us or with cause by the TMP Insider. We would have “cause” to terminate the employment relationship upon (i) a TMP Insider’s conviction of or a plea of nolo contendere for the commission of a felony or (ii) the TMP Insider’s willful failure to substantially perform the TMP Insider’s duties under the employment agreement. A TMP Insider will have “cause” to terminate the employment relationship with us in the event any of the following circumstances are not remedied within 30 days of our receipt of a notice of termination from the TMP Insider: (i) a material change in the TMP Insider’s duties or a material limitation of the TMP Insider’s powers; (ii) a failure to elect the TMP Insider to the management position specified in such TMP Insider’s employment agreement or a reduction of the TMP Insider’s annual base salary; (iii) our failure to continue in effect any benefit plan in effect upon the execution of the initial employment agreement, (iv) a material breach by us of the employment agreement and (v) a change in control (which is defined in the TMP Insiders’ employment agreements). Amendment No. 1 to each of the TMP Insiders’ employment agreements deleted the change in control provisions.

Pursuant to the employment agreements, the TMP Insiders are also entitled to receive incentive stock options ranging from 7,394 options to 110,917 options, each at an exercise price of $3.49 per share (which numbers have been adjusted for the Reorganization), in the event we achieve certain EBITDA targets ranging from $50,000,000 to $250,000,000. The Company will grant additional incentive stock options upon achievement of each milestone set forth below. Milestone levels shall be based upon EBIDTA reported in the financial statements during any calendar year. EBIDTA is defined as earnings before taxes, interest, depreciation, and amortization.

EBIDTA	Options
$50,000,000	an option to purchase 5,000 shares Common Stock.
$60,000,000	an option to purchase 7,500 shares Common Stock.
$80,000,000	an option to purchase 7,500 shares Common Stock.
$100,000,000	an option to purchase 10,000 shares Common Stock.
$125,000,000	an option to purchase 10,000 shares Common Stock.
$150,000,000	an option to purchase 10,000 shares Common Stock.
$175,000,000	an option to purchase 15,000 shares Common Stock.
$200,000,000	an option to purchase 50,000 shares Common Stock.
$250,000,000	an option to purchase 75,000 shares Common Stock.

The fair value of warrants issued in connection with certain loans made by related parties during the three months ended September 30, 2012 was determined using the Black Scholes Option Pricing Model with the following assumptions:

•	Stock price of $0.61
•	Exercise price of $1.00
•	Volatility factor of 91% based on similar companies;
•	Expected term of 5 years based on the term of the warrant;
•	A dividend rate of zero; and
•	The risk free rate of .90-1.05%

The following table summarizes the status of the Company’s outstanding warrants

		Number of	Exercise	Expiration
Issue Date	Issued to	Warrants	Price	Date

08/19/11	EC and WS Family Trust	43,568	$3.38	08/19/16
09/01/11	EC and WS Family Trust	23,237	$3.38	09/01/16
09/23/11	EC and WS Family Trust	15,104	$3.38	09/23/16
09/28/11	EC and WS Family Trust	58,091	$3.38	09/28/16
10/17/11	EC and WS Family Trust	50,296	$3.38	10/17/16
10/20/11	EC and WS Family Trust	36,982	$3.38	10/20/16
11/08/11	EC and WS Family Trust	35,503	$3.38	11/08/16
11/22/11	EC and WS Family Trust	41,420	$3.38	11/22/16
12/07/11	EC and WS Family Trust	34,024	$3.38	12/07/16
01/04/12	EC and WS Family Trust	8,876	$3.38	01/04/17
01/18/12	EC and WS Family Trust	7,396	$3.38	01/18/17
01/19/12	EC and WS Family Trust	29,586	$3.38	01/19/17
01/31/12	EC and WS Family Trust	59,172	$3.38	01/31/17
02/01/12	EC and WS Family Trust	73,964	$3.38	02/01/17
02/15/12	EC and WS Family Trust	59,172	$3.38	02/15/17
02/29/12	EC and WS Family Trust	71,006	$3.38	03/01/17
03/15/12	EC and WS Family Trust	22,189	$3.38	03/15/17
03/28/12	EC and WS Family Trust	44,379	$3.38	03/28/17
06/22/12	EC and WS Family Trust	250,000	$1.00	04/11/17
06/22/12	EC and WS Family Trust	100,000	$1.00	04/19/17
06/22/12	EC and WS Family Trust	200,000	$1.00	04/26/17
06/22/12	EC and WS Family Trust	150,000	$1.00	05/02/17
06/22/12	EC and WS Family Trust	110,000	$1.00	05/10/17
06/22/12	EC and WS Family Trust	220,000	$1.00	05/24/17
06/22/12	EC and WS Family Trust	190,000	$1.00	05/25/17
06/22/12	EC and WS Family Trust	175,000	$1.00	06/13/17
06/27/12	EC and WS Family Trust	220,000	$1.00	06/27/17
07/05/12	EC and WS Family Trust	95,000	$1.00	07/05/17
09/26/12	Fred Sahakian	25,000	$1.00	09/26/17
09/26/12	AFH Holding and Advisory, LLC	1,038,981	$1.00	09/26/17
		3,487,946

As approved on July 27, 2012, warrants issued by the Company after June 30, 2012 will contain a provision such that if and whenever the Company shall either (i) reduce, or be deemed to have reduced, the exercise price or conversion price of any of its outstanding warrants to purchase shares of Common Stock of the Company, or any other security exercisable for, or convertible into, shares of Common Stock of the Company, to a price lower than the Exercise Price of the Warrant in effect immediately prior to the time of such reduction, or (ii) issues or sells, or is deemed to have issued or sold, any additional warrants to purchase shares of Common Stock of the Company, or any other security exercisable for, or convertible into, shares of Common Stock of the Company, with a price lower than the Exercise Price of the Warrant in effect immediately prior to the time of such issuance or sale, then, and in each such case, the then-existing Exercise Price of the Warrant shall be reduced to a price equal to the exercise price or conversion price of such amended or newly-issued or sold security.

Note 4: Stock Based Compensation

For the 12 months ended December 31, 2011 and 2010, the Company recorded compensation costs for options amounting to $1,363,918 and $83,505 respectively. . A deduction is not allowed for income tax purposes until nonqualified options are exercised. The amount of this deduction will be the difference between the fair value of the Company’s common stock and the exercise price at the date of exercise. Accordingly, there is a deferred tax asset recorded for the tax effect of the financial statement expense recorded. The tax effect of the income tax deduction in excess of the financial statement expense, if any, will be recorded as an increase to additional paid-in capital. No tax deduction is allowed for incentive stock options (ISO). Accordingly no deferred tax asset is recorded for GAAP expense related to these options.

Management has valued the options at their date of grant utilizing the Black Scholes option pricing model. As of the issuance of these financial statements, there was not a public market for the Company shares. Accordingly, the fair value of the underlying shares was determined based on the historical volatility data of similar companies, considering the industry, products and market capitalization of such other entities. The risk-free interest rate used in the calculations is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options depending on the date of the grant and expected life of the options. The expected life of the options used was based on the contractual life of the option granted. Stock-based compensation is a non-cash expense because we settle these obligations by issuing shares of our common stock from our authorized shares instead of settling such obligations with cash payments.

The fair value of options granted in the 12 months ended December 31, 2011 was determined using the following assumptions:

•	Volatility factors of 83-97% were based on similar companies;
•	Expected terms of 5.25-6 years based on one-half of the average of the vesting term and the ten year expiration of the option grant;
•	A dividend rate of zero; and
•	The risk free rate was the treasury rate with a maturity of the expected term (.90% to 2.46%).

The following table summarizes the status of the Company’s aggregate stock options granted:

	Number of Shares Remaining Options	Weighted Average Exercise Price

Outstanding at January 1, 2011	566,424	$2.11
Options granted during 2011	1,382,538	$2.96
Options exercised during 2011	0
Options forfeited during 2011	365,871	$2.62
Outstanding at December 31, 2011	1,583,091	$2.73
Exercisable at December 31, 2011	1,147,909	$2.49

The following table summarizes the status of the Company’s aggregate non-vested shares

	Number of Non-vested Shares	Weighted Average fair Value at Grant Date

Non-vested at December 31, 2010	206,310	$1.07
Granted in 12 months ended December 31, 2011	1,382,538	$2.10
Forfeited in 12 months ended December 31, 2011	365,871	$1.76
Vested in 12 months ended December 31, 2011	941,599	$1.61
Non-vested at December 31, 2011	435,182	$1.66
Exercisable at December 31, 2011	1,147,909	$1.30
Outstanding at December 31, 2011	1,583,091	$1.40

Per employment agreements with each of Dr. Shell, Ms. Charuvastra and Mr. Giffoni (the “TMP Insiders”), each dated September 1, 2010 and amended on January 31, 2011, the TMP Insiders are entitled to 500,000 shares of common stock and annual base salary and benefits for the longer of the remaining term of the employment agreement or 30 months in the event the TMP Insider is terminated without cause by us or with cause by the TMP Insider. We would have “cause” to terminate the employment relationship upon (i) a TMP Insider’s conviction of or a plea of nolo contendere for the commission of a felony or (ii) the TMP Insider’s willful failure to substantially perform the TMP Insider’s duties under the employment agreement. A TMP Insider will have “cause” to terminate the employment relationship with us in the event any of the following circumstances are not remedied within 30 days of our receipt of a notice of termination from the TMP Insider: (i) a material change in the TMP Insider’s duties or a material limitation of the TMP Insider’s powers; (ii) a failure to elect the TMP Insider to the management position specified in such TMP Insider’s employment agreement or a reduction of the TMP Insider’s annual base salary; (iii) our failure to continue in effect any benefit plan in effect upon the execution of the initial employment agreement, (iv) a material breach by us of the employment agreement and (v) a change in control (which is defined in the TMP Insiders’ employment agreements). Amendment No. 1 to each of the TMP Insiders’ employment agreements deleted the change in control provisions.

Pursuant to the employment agreements, the TMP Insiders are also entitled to receive incentive stock options ranging from 7,394 options to 110,917 options, each at an exercise price of $3.49 per share (which numbers have been adjusted for the Reorganization), in the event we achieve certain EBITDA targets ranging from $50,000,000 to $250,000,000. The Company will grant additional incentive stock options upon achievement of each milestone set forth below. Milestone levels shall be based upon EBIDTA reported in the financial statements during any calendar year. EBIDTA is defined as earnings before taxes, interest, depreciation, and amortization.

EBIDTA	Options
$50,000,000	an option to purchase 5,000 shares Common Stock.
$60,000,000	an option to purchase 7,500 shares Common Stock.
$80,000,000	an option to purchase 7,500 shares Common Stock.
$100,000,000	an option to purchase 10,000 shares Common Stock.
$125,000,000	an option to purchase 10,000 shares Common Stock.
$150,000,000	an option to purchase 10,000 shares Common Stock.
$175,000,000	an option to purchase 15,000 shares Common Stock.
$200,000,000	an option to purchase 50,000 shares Common Stock.
$250,000,000	an option to purchase 75,000 shares Common Stock.

The fair value of warrants issued in connection with certain loans made by related parties during the 12 months ended December 31, 2011 was determined using the Black Scholes Option Pricing Model with the following assumptions:

•	Stock price of $2.55
•	Exercise price of $3.38
•	Volatility factor of 96.66% based on similar companies;
•	Expected term of 5 years based on the term of the warrant;
•	A dividend rate of zero; and
•	The risk free rate of 0.90%

The following table summarizes the status of the Company’s outstanding warrants

	Note	Interest	Number of	Value of	Discounted
Date	Amount	Rate	Shares	Warrant	Note Value

08/19/11	$150,000	3.95%	43,568	$76,220	$73,780
09/01/11	$80,000	3.95%	23,237	$40,651	$39,349
09/23/11	$52,000	3.95%	15,104	$26,423	$25,577
09/28/11	$200,000	3.95%	58,091	$101,627	$98,373
10/17/2011	$170,000	3.95%	50,296	$87,989	$82,011
10/20/2011	$125,000	3.95%	36,982	$64,698	$60,302
11/8/2011	$120,000	3.95%	35,503	$62,110	$57,890
11/22/2011	$140,000	3.95%	41,420	$72,462	$67,538
12/7/2011	$115,000	3.95%	34,024	$59,522	$55,478
as of 12/31/11			338,225	$591,702	$560,298

Investments and Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Investments, All Other Investments [Abstract]
Investments and Fair Value Measurements

Note 5: Investments and Fair Value Measurements

Investments: The Company records its investments in accordance with ASC 320-10 Accounting for Certain Investments in Certain Debt and Equity Securities. As of December 31, 2011 and 2010, the Company has classified its portfolio as available-for-sale securities. These securities are recorded at fair value, based on quoted market prices in an active market, with net unrealized holding gains and losses reported in stockholders’ equity as accumulated other comprehensive income. At December 31, 2011 and 2010 the carrying value of investments approximated fair market value, and are classified as Level 1 Assets as defined by ASC 820-10.

Fair Value Measurements: The Company defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on three levels of inputs that may be used to measure fair value, of which the first two are considered observable and the last is considered unobservable:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

 The following table represents our fair value hierarchy for financial assets (cash equivalents and investments) measured at fair value on a recurring basis. Level 1 available-for-sale investments are primarily comprised of investments in U.S. Treasury securities, valued using market prices in active markets. All of our investments are priced by quoted prices in active markets for identical assets.

Assets measured at fair value as of December 31, 2011 and December 31, 2010 are summarized as follows:

	Level 1	Cost	Unrealized
	Fair Value	Basis	Gain/(Loss)
Investments on December 31, 2011
None	$-	$-	$-

Investments on December 31, 2010
Government money market fund	$101,296	$101,296	$-
High yield bond fund	90,290	88,183	$2,107
Exchange traded equity fund	52,830	51,728	$1,102
Total	$244,416	$241,207	$3,209

During the year ended December 31, 2011, the Company recognized a realized gain on the sale of an investment of $3, 209. $3,209 of this gain was previously recorded as an unrealized gain in comprehensive income for the year ended December 31, 2010. On December 31, 2010 the Company had unrealized gains of $3,209. The net change in unrealized gains and (losses) was 3,209 for the year ended December 31, 2011 and $5189 ) for the year ended December 31, 2010. The cost basis for all investments was the actual amount paid on a specifically identified basis, all investments were highly liquid and all investments were available for sale. The Company had no investments in the year ended December 31, 2011 and no Level 2 or Level 3 assets in the year ending December 31, 2010.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 6: Intangible Assets

For the year ending December 31,	2011	2010
Patents	$328,070	$235,056
Internally Developed Software	1,342,169	1,005,145
Total, at cost	$1,670,239	$1,240,201
Accumulated Amortization	(583,438)	(339,511)
Net Intangible Assets	$1,086,801	$900,690
Intangible Assets held at cost:
URL medicalfoods.com	1,301,000	1,301,000
Total Intangible Assets	$2,387,801	$2,201,690

 Amortization over the next five years is as follows:

2012	$239,689
2013	$227,707
2014	$202,714
2015	$132,778
2016	$27,932

Amortization expense for the years ended December 31, 2011 and 2010 was $243,928 and $151,838, respectively.

Notes Payable - Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Notes Payable - Related Parties

Note 4:  Notes Payable – Related Parties

The following table summarizes the status of the Company’s outstanding notes

			Note	Interest	Date
Date	Issued to		Amount	Rate	Payable

01/31/11	EC and WS Family Trust (a)	(d)	$293,334	6.00%	On Demand	(b)
01/31/12	Giffoni Family Trust	(d)	$146,666	6.00%	12/1/2012	(b)
05/04/11	EC and WS Family Trust		$200,000	3.25%	On Demand
05/04/11	Giffoni Family Trust		$100,000	3.25%	5/4/2016
06/12/12	EC and WS Family Trust	(c)	$200,000	3.25%	On Demand
06/12/11	Giffoni Family Trust	(c)	$100,000	3.25%	6/12/2016
06/18/11	EC and WS Family Trust		$150,000	3.25%	On Demand
08/19/11	EC and WS Family Trust		$150,000	3.95%	On Demand
09/01/11	EC and WS Family Trust		$80,000	3.95%	On Demand
09/23/11	EC and WS Family Trust		$52,000	3.95%	On Demand
09/28/11	EC and WS Family Trust		$200,000	3.95%	On Demand
10/17/11	EC and WS Family Trust		$170,000	3.95%	On Demand
10/20/11	EC and WS Family Trust		$125,000	3.95%	On Demand
11/08/11	EC and WS Family Trust		$120,000	3.95%	On Demand
11/22/11	EC and WS Family Trust		$140,000	3.95%	On Demand
12/07/11	EC and WS Family Trust		$115,000	3.95%	On Demand
01/04/12	EC and WS Family Trust		$30,000	3.95%	On Demand
01/18/12	EC and WS Family Trust		$25,000	3.95%	On Demand
01/19/12	EC and WS Family Trust		$100,000	3.95%	On Demand
01/31/12	EC and WS Family Trust		$200,000	3.95%	On Demand
02/01/12	EC and WS Family Trust		$250,000	3.95%	On Demand
02/15/12	EC and WS Family Trust		$200,000	3.95%	On Demand
02/29/12	EC and WS Family Trust		$240,000	3.95%	On Demand
03/15/12	EC and WS Family Trust		$75,000	3.95%	On Demand
03/28/12	EC and WS Family Trust		$150,000	3.95%	On Demand
04/11/12	EC and WS Family Trust		$250,000	3.95%	On Demand
04/19/12	EC and WS Family Trust		$100,000	3.95%	On Demand
04/26/12	EC and WS Family Trust		$200,000	3.95%	On Demand
05/02/12	EC and WS Family Trust		$150,000	3.95%	On Demand
05/10/12	EC and WS Family Trust		$110,000	3.95%	On Demand
05/24/12	EC and WS Family Trust		$220,000	3.95%	On Demand
05/25/12	EC and WS Family Trust		$190,000	3.95%	On Demand
06/13/12	EC and WS Family Trust		$175,000	3.95%	On Demand
06/27/12	EC and WS Family Trust		$220,000	3.95%	On Demand
07/05/12	EC and WS Family Trust		$95,000	3.95%	On Demand
07/20/12	AFH Holding and Advisory, LLC		$335,448	8.50%	7/20/2014
			$5,657,448

	Current		$5,122,000
	Long-term		$535,448
	Less Unamortized discount		$(171,452)
	Net Long-term		$363,996

(a) Elizabeth Charuvastra and William Shell Family Trust

(b) or on consumation of the Company’s initial public offering

(c) On December 12, 2010, the Company issued a promissory note to the Targeted Medical Pharma, Inc. Profit Sharing Plan (the “Plan”) in the amount of $300,000 (the “Plan Note”).  The note bears interest at a rate of 8.0 percent per annum and was payable on June 12, 2011. On June 12, 2011, the Company, the Plan, William E. Shell, Elizabeth Charuvastra, Kim Giffoni, the EC and WS Family Trust and the Giffoni Family Trust entered into an agreement  (the “Note Agreement”) pursuant to which the Plan assigned the Plan Note to Dr. Shell, Ms. Charuvastra and Mr. Giffoni in an amount of $100,000 each.  Moreover, pursuant to the Note Agreement, each of Dr. Shell and Ms. Charuvastra assigned their respective interests in the Plan Note to the EC and WS Family Trust.  In accordance with the Note Agreement, in connection with the assignments, the Plan Note was amended to extend the maturity date to December 15, 2015 and to reduce the interest rate from 8.0% per annum to 3.25% per annum.  The Company issued new notes to each of the WC and WS Family Trust (in the amount of $200,000) and to Mr. Giffoni (in the amount of $100,000) to memorialize the amendments pursuant to the Note Agreement.

(d) On January 31, 2011, the Company issued promissory notes to each of William Shell, our Chief Executive Officer, Chief Scientific Officer, interim Chief Financial Officer and a director, Elizabeth Charuvastra, our Chairman, Vice President of Regulatory Affairs and a director, and Kim Giffoni, our Executive Vice President of Foreign Sales and Investor Relations and a director, in an aggregate amount of $440,000.  The notes bear interest at a rate of 6% per annum and are payable on the earlier of December 1, 2012 or the consummation of the Company’s initial public offering.

On June 22, 2012 the terms of all notes listed above to the EC and WS Family Trust were modified to make the principal payable on demand and accrued interest payable on a quarterly basis. The Company recorded any remaining note discount as of June 22, 2012.

Note 7:  Notes Payable – Related Parties

On December 12, 2010, the Company issued a promissory note to the Targeted Medical Pharma, Inc. Profit Sharing Plan (the "Plan") in the amount of $300,000 (the "Plan Note").  The note bears interest at a rate of 8.0 percent per annum and was payable on June 12, 2011.

On January 31, 2011, the Company issued promissory notes to each of William Shell, our Chief Executive Officer, Chief Scientific Officer, interim Chief Financial Officer and a director, Elizabeth Charuvastra, our Chairman, Vice President of Regulatory Affairs and a director, and Kim Giffoni, our Executive Vice President of Foreign Sales and Investor Relations and a director, in an aggregate amount of $440,000.  The notes bear interest at a rate of 6% per annum and are payable on the earlier of December 1, 2012 or the consummation of the Company's initial public offering.

On May 4, 2011, the Company issued a promissory note to the Elizabeth Charuvastra and William Shell Family Trust dated July 27, 2006 and Amended September 29, 2006 (the "EC and WS Family Trust") in the amount of $200,000.  The note bears interest at a rate of 3.25% per annum and is payable on May 4, 2016.

On May 4, 2011, the Company issued a promissory note to the Giffoni Family Trust Dated September 26, 2008 (the "Giffoni Family Trust")  in the amount of $100,000.  The note bears interest at a rate of 3.25% per annum and is payable on May 4, 2016.

On June 12, 2011, the Company, the Plan, William E. Shell, Elizabeth Charuvastra, Kim Giffoni, the EC and WS Family Trust and the Giffoni Family Trust entered into an agreement  (the "Note Agreement") pursuant to which the Plan assigned the Plan Note to Dr. Shell, Ms. Charuvastra and Mr. Giffoni in an amount of $100,000 each.  Moreover, pursuant to the Note Agreement, each of Dr. Shell and Ms. Charuvastra assigned their respective interests in the Plan Note to the EC and WS Family Trust.  In accordance with the Note Agreement, in connection with the assignments, the Plan Note was amended to extend the maturity date to December 15, 2015 and to reduce the interest rate from 8.0% per annum to 3.25% per annum.  The Company issued new notes to each of the WC and WS Family Trust (in the amount of $200,000) and to Mr. Giffoni (in the amount of $100,000) to memorialize the amendments pursuant to the Note Agreement.

On June 18, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $150,000.  The note bears interest at a rate of 3.25% per annum and is payable on June 18, 2016.

August 19, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $150,000.  The note bears interest at a rate of 3.95% per annum and is payable on August 19, 2016. As an inducement to make this loan the EC and WS Family Trust was issued a warrant for 43,568 shares of Targeted Medical Pharma, Inc. common stock at an exercise price of $3.38 per share This warrant is dated November 7, 2011 and expires five years from date of issue.

On September 1, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $80,000.  The note bears interest at a rate of 3.95% per annum and is payable on September 1, 2016. As an inducement to make this loan the EC and WS Family Trust  was issued a warrant for 23,237 shares of Targeted Medical Pharma, Inc. common stock at an exercise price of $3.38 per share This warrant is dated November 7, 2011 and expires five years from date of issue.

On September 23, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $52,000.  The note bears interest at a rate of 3.95% per annum and is payable on September 23, 2016. As an inducement to make this loan the EC and WS Family Trust  was issued a warrant for 15,104 shares of Targeted Medical Pharma, Inc. common stock at an exercise price of $3.38 per share This warrant is dated November 7, 2011 and expires five years from date of issue.

On September 28, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $200,000.  The note bears interest at a rate of 3.95% per annum and is payable on September 28, 2016. As an inducement to make this loan the EC and WS Family Trust  was issued a warrant for 58,091 shares of Targeted Medical Pharma, Inc. common stock at an exercise price of $3.38 per share This warrant is dated November 7, 2011 and expires five years from date of issue.

On October 17, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $170,000.  The note bears interest at a rate of 3.95% per annum and is payable on October 17, 2016. As an inducement to make this loan the EC and WS Family Trust  was issued a warrant for 50,296 shares of Targeted Medical Pharma, Inc. common stock at an exercise price of $3.38 per share This warrant is dated October 17, 2011 and expires five years from date of issue.

On October 20, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $125,000.  The note bears interest at a rate of 3.95% per annum and is payable on October 20, 2016. As an inducement to make this loan the EC and WS Family Trust  was issued a warrant for 36,982 shares of Targeted Medical Pharma, Inc. common stock at an exercise price of $3.38 per share This warrant is dated October 20, 2011 and expires five years from date of issue.

On November 8, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $120,000.  The note bears interest at a rate of 3.95% per annum and is payable on November 8, 2016. As an inducement to make this loan the EC and WS Family Trust  was issued a warrant for 35,503 shares of Targeted Medical Pharma, Inc. common stock at an exercise price of $3.38 per share This warrant is dated November 8, 2011 and expires five years from date of issue.

On November 22, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $140,000.  The note bears interest at a rate of 3.95% per annum and is payable on November 22, 2016. As an inducement to make this loan the EC and WS Family Trust  was issued a warrant for 41,420 shares of Targeted Medical Pharma, Inc. common stock at an exercise price of $3.38 per share This warrant is dated November 22, 2011 and expires five years from date of issue.

On December 7, 2011, the Company issued a promissory note to the EC and WS Family Trust in the amount of $115,000.  The note bears interest at a rate of 3.95% per annum and is payable on December 7, 2016. As an inducement to make this loan the EC and WS Family Trust  was issued a warrant for 34,024 shares of Targeted Medical Pharma, Inc. common stock at an exercise price of $3.38 per share This warrant is dated December 7, 2011 and expires five years from date of issue.

Concentrations	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Concentrations

Note 8: Concentrations

Major Vendor

The Company purchases its medical food manufacturing services from a single source. The Company is dependent on the ability of this vendor to provide inventory on a timely basis. The loss of this vendor or a significant reduction in product availability and quality could have a material adverse effect on the Company. While the Company keeps at least a two months inventory on hand, it could take between two and 12 months to set up and test a new supplier, leading to up to four months of product backorder. The Company’s relationship with this vendor is in good standing and the expiration date of the contract is December 31, 2016.

Lease Commitments	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Lease Commitments

Note 9: Lease Commitments

The Company leases its operating facility under a lease agreement expiring February 28, 2015 and several smaller storage spaces on a month-to-month basis. The Company, as lessee, is required to pay for all insurance, repairs and maintenance and any increases in real property taxes over the lease period on the operating facility. The Company’s net rent expense for the years ended December 31, 2011 and December 31, 2010 were approximately $206,000 and $175,000.

Minimum annual rentals on the operating facility for the fiscal years ending December 31 are as follows:

2012	158,196
2013	158,196
2014	158,196
2015	26,366
Total	$500,954

Recently Issued Accounting Pronouncements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Changes and Error Corrections [Abstract]
Recently Issued Accounting Pronouncements

Note 5: Recently Issued Accounting Pronouncements

Presentation of Comprehensive Income: In June 2011, the FASB issued ASU No.  2011-05 , “Presentation of Comprehensive Income” ( ASU 2011-05). The provisions of ASU 2011-05 amend FASB ASC Topic 220 “Comprehensive Income” to eliminate the current option to present the components of other comprehensive income in the statement of changes in equity, and require the presentation of net income and other comprehensive income (and their respective components) either in a single continuous statement or in two separate but consecutive statements. The amendments do not alter any current recognition or measurement requirements with respect to items of other comprehensive income. The provisions of ASU 2011-05 are effective for the Company’s first reporting period beginning on January 1, 2012, with early adoption permitted. The adoption of ASU 2011-05 did not have a material impact on the Company’s condensed consolidated financial statements.

Fair Value Measurement and Disclosure : In May 2011, the FASB issued ASC Update 2011-04, “Fair Value Measurement: (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASC Update 2011-04 amends current U.S. GAAP to create more commonality with IFRS by changing some of the wording used to describe requirements for measuring fair value and for disclosing information about fair value measurements. This update is effective for the first interim or annual reporting period beginning after December 15, 2011. The Company began application of ASC 2011-04 on January 1, 2012, which is not expected to have any effect on results of operations, financial position, and cash flows.

Note 10: Recently Issued Accounting Pronouncements

Fair Value Measurements and Disclosures: In January 2010, the FASB issued Accounting Standards Update No. 2010-06, topic 820, Fair Value Measurements and Disclosures, which amends existing fair value disclosure pronouncements. This update provides amendments to Subtopic 820-10 that require new disclosures as follows:

-Transfers in and out of Levels 1 and 2. A reporting entity should disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers.

-Activity in Level 3 fair value measurements. In the reconciliation for fair value measurements using significant unobservable inputs (Level 3), a reporting entity should present separately information about purchases, sales, issuances, and settlements (that is, on a gross basis rather than as one net number).

This update also provides amendments to Subtopic 820-10 that clarify existing disclosures as follows:

-Level of disaggregation. A reporting entity should provide fair value measurement disclosures for each class of assets and liabilities. A class is often a subset of assets or liabilities within a line item in the statement of financial position. A reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities.

-Disclosures about inputs and valuation techniques. A reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. Those disclosures are required for fair value measurements that fall in either Level 2 or Level 3.

This update also includes conforming amendments to the guidance on employers’ disclosures about postretirement benefit plan assets (Subtopic 715-20). The conforming amendments to Subtopic 715-20 change the terminology from major categories of assets to classes of assets and provide a cross reference to the guidance of Subtopic 820-10 on how to determine appropriate classes to present fair value disclosures.

This update is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.

The adoption of this guidance did not have a material impact on the Company’s financial statements.

Other Expenses: In December 2010, the FASB issued an accounting standard update that provides guidance on the recognition and presentation of the annual fee to be paid by pharmaceutical companies beginning on January 1, 2011 to the U.S. Treasury as a result of U.S. Healthcare Legislation. As a result of adopting this new standard, beginning on January 1, 2011, we will record the annual fee, if any, as an operating expense in our consolidated statements of income. The provisions of this standard did not have a significant impact on our consolidated financial statements.

 Business Combinations: In December 2010, the FASB issued Accounting Standards Update No. 2010-29, topic 805, Disclosure of Supplementary Pro Forma Information for Business Combinations, to clarify diversity in practice of applying this topic. Paragraph 805-10-50-2(h) requires a public entity to disclose pro forma information for business combinations that occurred in the current reporting period. The disclosures include pro forma revenue and earnings of the combined entity for the current reporting period as though the acquisition date for all business combinations that occurred during the year had been as of the beginning of the annual reporting period. If comparative financial statements are presented, the pro forma revenue and earnings of the combined entity for the comparable prior reporting period should be reported as though the acquisition date for all business combinations that occurred during the current year had been as of the beginning of the comparable prior annual reporting period. The adoption of this guidance did not have a material impact on the Company’s financial statements.

Fair Value Measurement and Disclosure: In May 2011, the FASB issued ASC Update 2011-04, “Fair Value Measurement: (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASC Update 2011-04 amends current U.S. GAAP to create more commonality with IFRS by changing some of the wording used to describe requirements for measuring fair value and for disclosing information about fair value measurements. This update is effective for the first interim or annual reporting period beginning after December 15, 2011. The Company will begin application of ASC 2011-04 on January 1, 2012, which is not expected to have any effect on results of operations, financial position, and cash flows.

Reorganization	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Reorganization

Note 6: Reorganization

Pursuant to an Agreement and Plan of Reorganization (the “Merger Agreement”), by and among AFH Acquisition III, Inc. (“AFH”), TMP Merger Sub, Inc. (“TMP Merger Sub”), AFH Merger Sub, Inc. (“AFH Merger Sub”), AFH Holding and Advisory, LLC (“AFH Advisory”), Targeted Medical Pharma, Inc. (“Old TMP”), William E. Shell, MD, Elizabeth Charuvastra and Kim Giffoni, on January 31, 2011, TMP Merger Sub merged (the “TMP Merger”) with and into Old TMP with Old TMP continuing as the surviving entity . Immediately after the TMP Merger, AFH merged (the “AFH Merger” and, together with the TMP Merger, the “Reorganization”) with and into AFH Merger Sub with AFH continuing as the surviving entity (the surviving entity of the AFH Merger, the “Subsidiary”). As a result of the Reorganization, the Subsidiary is the Company’s wholly-owned subsidiary.

Upon consummation of the TMP Merger, (i) each outstanding share of Old TMP common stock was exchanged for approximately 1.48 shares of AFH common stock and (ii) each outstanding TMP option, which was exercisable for one share of Old TMP common stock, was exchanged for an option exercisable for 1.48 shares of AFH common stock. Upon consummation of the AFH Merger, which occurred immediately upon consummation of the TMP Merger, each outstanding share of AFH common stock and each outstanding option to purchase AFH common stock were exchanged for one share of the Company’s common stock and one option to purchase one share of the Company’s common stock. As a result of the Reorganization, holders of Old TMP common stock and options received 18,308,576 of the Company’s shares of common stock and options to purchase 566,424 of the Company’s shares, or 83.89% of the Company’s issued and outstanding common stock on a fully diluted basis. Former shareholders of AFH Advisory received 3,625,000 of the Company’s shares of common stock.

The exchange of shares between TMP and AFH has been accounted for as a recapitalization of the companies. Pursuant to the accounting for a recapitalization, the historical carrying value of the assets and liabilities of TMP carried over to the surviving company. The reorganization was reflected in the statements as of the earliest period presented.

Pursuant to the Merger Agreement, the TMP Insiders agreed that up to 1,906,768 of the Company’s shares of common stock they hold in the aggregate would be subject to forfeiture and cancellation to the extent that the Company fails to achieve $22,000,000 in Adjusted EBITDA (the “Make Good Target”) for the fiscal year ended December 31, 2011. For purposes of the Merger Agreement, “Adjusted EBITDA” means the Company’s consolidated net earnings before interest expense, income taxes, depreciation, amortization and non-recurring expenses (as defined below) for the applicable period and as calculated on a consistent basis. Net earnings excludes, among other things, expenses incurred in connection with the Company’s public offering of its common stock (including the preparation of the registration statement) and the preparation of the Current Report on Form 8-K related to the Reorganization.

On October 17, 2011, the Company, AFH Holding and Advisory, LLC, William E. Shell, MD, the Estate of Elizabeth Charuvastra and Kim Giffoni entered into Amendment No. 1 (the “Amendment”) to the Merger Agreement. Pursuant to the Amendment, the “Make Good Period” was changed from the fiscal year ended December 31, 2011 to the twelve months following the consummation of a financing resulting in gross proceeds of $20 million to the Company.

On August 13, 2012, the Company, AFH Advisory, Dr. Shell, the Estate of Elizabeth Charuvastra (the “Estate”), our former Chairman and Vice President of Regulatory Affairs, and Mr. Giffoni (collectively Dr. Shell, the Estate and Mr. Giffoni, the “Insiders”) entered into Amendment No. 2  (“Amendment No. 2”) to the Agreement and Plan of Reorganization.  Pursuant to Amendment No. 2, the make good provision, pursuant to which the Insiders had agreed to cancel up to 1,906,768 shares in the aggregate in the event stated EBITDA targeted were not achieved by the Company, has been deleted in its entirety.

On July, 20,2012 $585,448 due AFH was converted from an accrued expense to a note payable. That amount was reduced to $335,448 by a prior payment that had been classified as a prepaid expense. Amounts due AFH resulting from this transaction totaling $335,448 and $602,948 as of September 30, 2012 and December 31, 2011 respectively are reflected in Notes Payable-Related Parties: Long-term and Other Amounts due to Related Parties respectively for the two periods.

Note 11: Reorganization

Pursuant to an Agreement and Plan of Reorganization (the “Merger Agreement”), by and among AFH Acquisition III, Inc. (“AFH”), TMP Merger Sub, Inc. (“TMP Merger Sub”), AFH Merger Sub, Inc. (“AFH Merger Sub”), AFH Holding and Advisory, LLC (“AFH Advisory”), Targeted Medical Pharma, Inc. (“Old TMP”), William E. Shell, MD, Elizabeth Charuvastra and Kim Giffoni, on January 31, 2010, TMP Merger Sub merged (the “TMP Merger”) with and into Old TMP with Old TMP continuing as the surviving entity . Immediately after the TMP Merger, AFH merged (the “AFH Merger” and, together with the TMP Merger, the “Reorganization”) with and into AFH Merger Sub with AFH continuing as the surviving entity (the surviving entity of the AFH Merger, the “Subsidiary”). As a result of the Reorganization, the Subsidiary is the Company’s wholly-owned subsidiary.

Upon consummation of the TMP Merger, (i) each outstanding share of Old TMP common stock was exchanged for approximately 1.48 shares of AFH common stock and (ii) each outstanding TMP option, which was exercisable for one share of Old TMP common stock, was exchanged for an option exercisable for 1.48 shares of AFH common stock. Upon consummation of the AFH Merger, which occurred immediately upon consummation of the TMP Merger, each outstanding share of AFH common stock and each outstanding option to purchase AFH common stock were exchanged for one share of the Company’s common stock and one option to purchase one share of the Company’s common stock. As a result of the Reorganization, holders of Old TMP common stock and options received 18,308,576 of the Company’s shares of common stock and options to purchase 566,424 of the Company’s shares, or 83.89% of the Company’s issued and outstanding common stock on a fully diluted basis. Former shareholders of AFH Advisory received 3,625,000 of the Company’s shares of common stock.

The exchange of shares between TMP and AFH has been accounted for as a recapitalization of the companies. Pursuant to the accounting for a recapitalization, the historical carrying value of the assets and liabilities of TMP carried over to the surviving company. The reorganization was reflected in the statements as of the earliest period presented.

 Pursuant to the Merger Agreement, the TMP Insiders agreed that up to 1,906,768 of the Company’s shares of common stock they hold in the aggregate would be subject to forfeiture and cancellation to the extent that the Company fails to achieve $22,000,000 in Adjusted EBITDA (the “Make Good Target”) for the fiscal year ended December 31, 2011. For purposes of the Merger Agreement, “Adjusted EBITDA” means the Company’s consolidated net earnings before interest expense, income taxes, depreciation, amortization and non-recurring expenses (as defined below) for the applicable period and as calculated on a consistent basis. Net earnings excludes, among other things, expenses incurred in connection with the Company’s public offering of its common stock (including the preparation of the registration statement) and the preparation of the Current Report on Form 8-K related to the Reorganization.

Amounts due AFH resulting from this transaction totaling $602,948 and $-0- as of December 31, 2011 and 2010 respectively are reflected as Other Amounts due to Related Parties.

Our general and administrative expenses include $230,447 of professional fees and filing costs associated with this reorganization that were expensed in the year ended December 31, 2011.

Defined Contribution Plans	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plans

Note 12: Defined Contribution Plans

The Company has a profit sharing plan for the benefit of eligible employees. The Company makes contributions to the plan out of its net profits in such amounts as the Board of Directors determines. The contribution each year in no event exceeds the maximum amount allowable under applicable provisions of the Internal Revenue Code. No contributions were made to the plan for the year ended December 31, 2011. Contributions of $205,329 were provided by the Company to the plan for the year ended December 31, 2010 and recognized in the same year. TMP also sponsors a 401(k) plan. The Company does not match employee contributions

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes

Note 13: Income Taxes

The Company’s provision for income taxes differs from applying the statutory U.S. federal income tax rate to income before taxes. The primary difference results from providing for state income taxes and from deducting certain expenses for financial statement purposes but not for federal income tax purposes.

The components of the income tax provision are as follows:

	Year Ended December 31,
	2011 - Restated	2010 - Restated
Current:
Federal	$-	$-
State	-	-
Total current	-	-
Deferred:
Federal	(1,935,400)	(258,694)
State	(536,230)	(73,710)
Total deferred	(2,471,630)	(332,404)
	$(2,471,630)	$(332,404)

The reconciliation of income tax attributable to operations computed at the U.S. Federal statutory income tax rate of 35% for 2011 and for 2010 to income tax expense is as follows:

	Year Ended December 31,
	2011 - Restated	2010 - Restated

Statutory Federal tax rate	-35.0%	-35.0%
Increase (decrease) in tax rate resulting from:
Statutory rate change and other	3.3%	-0.3%
U.S. state taxes, net of federal benefit	-5.3%	-5.3%
Nondeductible meals & entertainment expense	-0.1%	1.0%
Effective tax rate	-37.1%	-39.6%

Deferred tax components are as follows:

	At December 31,
	2011 - Restated	2010 - Restated

Deferred tax assets:
Accrued liability for vacation	$300,170	$30,773
Net Operating Loss	2,518,607	716,894
Stock Compensation Expense	622,568	66,826
Total deferred tax assets	3,441,345	814,493
Valuation allowance	-
Net deferred tax assets	3,441,345	814,493

Deferred tax liabilities:
Depreciation	(817,402)	(592,531)
481(a) Adjustment - Cash To Accrual	(139,296)	(208,945)
Total deferred tax liabilities	(956,698)	(801,476)
Net deferred tax assets	$2,484,647	$13,017

The ultimate realization of deferred tax assets is dependent upon the existence, or generation, of taxable income in the periods when those temporary differences and net operating loss carryovers are deductible. Management considers the scheduled reversal of deferred tax liabilities, taxes paid in carryover years, projected future taxable income, available tax planning strategies, and other factors in making this assessment. Based on available evidence, management believes it is more likely than not that all of the deferred tax assets will be realized. Accordingly, the Company has not established a valuation allowance for the current year.

At December 31, 2011 and 2010, the Company had total domestic Federal and state net operating loss carryovers of approximately $6,181,238 and $1,759,421, respectively. Federal and state net operating loss carryovers expire at various dates between 2027 and 2031, while state net operating loss carryovers expire between 2024 and 2030.

Under the Tax Reform Act of 1986, as amended, the amounts of and benefits from net operating loss carryovers and research and development credits may be impaired or limited in certain circumstances. Events which cause limitations in the amount of net operating losses that the Company may utilize in any one year include, but are not limited to, a cumulative ownership change of more than 50%, as defined, over a three year period. The Company does not believe that such an ownership change has occurred in 2011 or 2010.

The 2007 through 2011 tax years remain open to examination by the Internal Revenue Service and the 2005 to 2011 tax years remain open to the California Franchise Tax Board. These taxing authorities have the authority to examine those tax years until the applicable statute of limitations expire.

The Company did recognize interest or penalties related to income taxes for the years ended December 31, 2011 and 2010, of $569,029 and -0-, respectively.

The Company was required to change from the cash method of accounting to the full accrual method of accounting for income tax purposes for as of December 31, 2010. Accordingly, a Form 3115 was filed with the Internal Revenue Service requesting this.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 7: Subsequent Events

Since September 30, 2012, the EC and WS Family Trust has made additional loans to the Company in the aggregate amount of $132,000. In connection with such loans, the Company issued to the EC and WS Family Trust five year demand notes bearing interest at 3.95 percent per annum.

On October 1, 2012 Ronald W. Rudolph resigned as Chief Financial Officer of the Company in order to pursue other interests.

On October 12, 2012 the Company commenced trading of its common stock on the OTCBB under the symbol TRGM

Note 14: Subsequent Events

Since December 31, 2011, the EC and WS Family Trust has made additional loans to the Company in the aggregate amount of $2,985,000. In connection with such loans, the Company issued to the EC and WS Family Trust five-year warrants to purchase 2,090,740 shares of the Company’s common stock at an exercise price of $3.38 per share.

Restatement	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatement Of Prior Year Income [Abstract]
Restatement

Note 8: Restatement

The Company restated its previously issued consolidated financial statements to correct its error in the application of an accounting principal concerning revenue recognition. Due to substantial uncertainties as to the amount of and timing and collectability of revenues derived from our Physician Managed Model (PMM) and Hybrid Model, which can take in excess of four years to collect, it was determined that these revenues did not meet the criteria for recognition in accordance with ASC 605, Revenue Recognition. These revenues are required to be recorded when collectability is reasonably assured, which in the case of this business model, is when the payment is received and any applicable rapid pay discount offered in the product purchase agreement is applied to the original gross invoice. We have recorded revenues for the three and nine months ended September 30, 2012 on this basis and restated revenues for the three months and nine months ended September 30, 2011. The effect of the restatement on results of operations and financial position as of and for the three and nine months ended September 30, 2011 were as follows:

	As
	Previously
	Reported	Restatement		Restated
	30-Sep-11	Adjustment		30-Sep-11
Accounts Receivable-Net of Allowance for Doubtful Accounts	$29,709,282	$(28,803,246)	1)	$879,036
Allowance for Doubtful Accounts	(771,016)	771,016	1)	-
Deferred Tax Asset - Short Term	560,738	(348,981)	2)	211,757
Prepaid Taxes	-	567,301	1)	567,301
Total Current Assets	30,865,353	(28,611,926)		2,253,427
Long-term accounts receivable	2,123,011	(2,123,011)	1)	-
Deferred Tax Asset-Long Term	421,089	1,817,186	2)	2,238,275
Total Assets	36,545,044	(28,917,751)		7,627,293
Taxes Payable	7,246,631	(7,246,631)	2)	-
Deferred Tax Liability - Current	1,288,278	(1,218,630)	2)	69,648
Total Current Liabilities	14,327,100	(8,465,263)		5,861,837
Deferred Income Taxes	2,422,759	(1,586,651)	2)	836,108
Total Liabilities	16,749,859	(10,051,914)		6,697,945
Retained Earnings (Accumulated Deficit)	16,138,091	(18,865,837)		(2,727,746)
Total Shareholders’ Equity	19,795,185	(18,865,837)		929,348
Total Liabilities and Shareholder Equity	36,545,044	(28,917,751)		7,627,293

Three Months ended	30-Sep-11	Adjustment		30-Sep-11

Product Sales	5,059,906	(2,700,413)	3)	2,359,493
Selling, General and Administrative	3,113,310	-	4)	3,113,310
Income Taxes	980,319	(980,319)	2)	-
Deferred Income Tax (Benefit)	(545,238)	(213,933)	2)	(759,171)
Net Income (Loss)	223,163	(1,506,161)		(1,282,998)
Comprehensive Income (Loss)	223,163	(1,506,161)		(1,282,998)
Basic Earnings (Loss) per Share	$0.01	$(0.07)		$(0.06)
Diluted Earnings (Loss) per Share	$0.01	$(0.07)		$(0.06)

Nine Months ended	30-Sep-11	Adjustment		30-Sep-11

Product Sales	15,357,960	(8,967,142)	3)	6,390,818
Selling, General and Administrative	8,965,207	(291,036)	4)	8,674,171
Income Taxes	2,627,680	(2,627,680)	2)	-
Deferred Income Tax (Benefit)	(880,387)	(780,079)	2)	(1,660,466)
Net Income (Loss)	2,451,763	(5,257,947)		(2,806,184)
Comprehensive Income (Loss)	2,448,554	(5,257,947)		(2,809,393)
Basic Earnings (Loss) per Share	$0.11	$(0.24)		$(0.13)
Diluted Earnings (Loss) per Share	$0.11	$(0.24)		$(0.13)

1) To restate Accounts Receivable and related accounts for the removal of Q3 2011 and historical unrecognized revenues.

2) To restate Income Taxes to reflect the affect of the change in unrecognized revenues.

3) To restate Product Sales for the removal of Q3 2011 unrecognized revenues.

4) To restate Operating Expenses for the removal of Q3 2011 Bad Debt Expense associated with the removal of Q3 2011 unrecognized revenues.

NOTE 15: RESTATEMENT

The Company restated its previously issued consolidated financial statements to correct its error in the application of an accounting principal concerning revenue recognition. Due to substantial uncertainties as to the amount of and timing and collectability of revenues derived from our Physician Managed Model (PMM) and Hybrid Model, which can take in excess of four years to collect, it was determined that these revenues did not meet the criteria for recognition in accordance with SAB Topic 13, Revenue Recognition. These revenues are required to be recorded when collectability is reasonably assured, which in the case of this business model, is when the payment is received and any applicable rapid pay discount offered in the product purchase agreement is applied to the original gross invoice. We recorded revenues for 2011 on this basis and restated revenues for the year ended December 31, 2010 in our 10-K filing on April 16, 2012.

In our amended 8-K filed on June 29, 2012 we corrected certain Tax accounts in our balance sheet and our 2010 Tax provision. The effect of both of these restatements of our results of operations and financial position as of and for the 12 months ended December 31, 2011 were as follows:

Note 15 Restatement - 2010

Years ended December 31,	2010		2010		2010
	As
	Originally	Restatement	As	Restatement	As
	Reported	Adjustments	Restated	Adjustments	Restated
	in 8-K/A	in 10-K	in 10-K	in 8-K/A	in 8-K/A
	April 15, 2011	April 16, 2012	April 16, 2012	June 29, 2012	June 29, 2012

Accounts Receivable	$23,393,124	$(22,937,666)	$455,458	$-	$455,458	1
Allowance for Doubtful Accounts	(521,016)	521,016	-	-	-	1
Prepaid Expenses- Short Term	113,691	167,298	280,989	-	280,989	2
Deferred Tax Asset - Short Term	309,892	(279,119)	30,773	-	30,773	2
Total Current Assets	22,218,683	(20,016,045)	2,202,638	-	2,202,638
Long-term accounts receivable	2,512,426	(2,512,426)	-	-	-	1
Deferred Tax Asset - Long Term	309,892	386,439	696,331	87,389	783,720	2
Taxes Payable	5,054,635	(5,054,635)	-	-	-	2
Deferred Tax Liability - Current	1,287,776	(1,116,199)	171,577	(101,929)	69,648	2
Total Current Liabilities	8,201,225	(6,338,132)	1,863,093	65,417	1,928,511
Deferred Income Taxes	2,595,975	(1,660,288)	935,687	(203,859)	731,828	2
Total Liabilities	10,797,200	(7,998,420)	2,798,780	(138,442)	2,660,339
Retained Earnings (Accumulated Deficit)	13,686,328	(14,001,018)	(314,690)	393,148	78,438
Total Liabilities and Shareholder Equity	27,696,360	(21,832,140)	5,864,220	87,389	5,951,609
Product Sales	18,037,273	(11,492,962)	6,544,311	-	6,544,311	3
Total Operating Expenses	6,859,958	(234,047)	6,625,911	-	6,625,911	4
Income Taxes	5,186,252	(5,186,252)	-	-	-	5
Deferred Income Tax (Benefit)	(894,221)	(3,193,699)	(4,087,920)	3,755,516	(332,404	5
Net Income (Loss)	$5,813,450	$(2,564,047)	$3,249,403	$(3,755,516)	$(506,113

Basic Net Income (Loss) per Share	$0.32	$(0.14)	$0.18	$(0.22)	$(0.04
Diluted Net Income (Loss) per Share	$0.31	$(0.14)	$0.18	$(0.22)	$(0.04

Basis Weighted Average Number of of Common Shares Outstanding	18,301,485	-	18,301,485	(5,930,825)	12,370,660	6
Diluted Weighted Average Number of of Common Shares Outstanding	18,493,173	-	18,493,173	(5,992,944)	12,500,229	6

1) Restatement of Accounts Receivable resulting from unrecognized revenues

2) Restatement of Income Taxes to reflect the affect of the change in revenues

3) Restatement of Product revenue as described above

4) Restatement of Operating Expenses to eliminate bad debts associated with unrecognized revenues

5) Restatement of Income Taxes to reflect the affect of the change in revenues

6) Restatement of Share Counts to reflect the number of shares outstanding and diluted prior to the January 2011 reorganization

As a result of the restatement of 2010 results, certain balance sheet account were restated as of and for the period ended December 31, 2011. The effect of those restatements were:

Note 15 Restatement - 2011

Years ended December 31,	2011		2011
	As
	Originally
	Reported
	in 10-K	Restatement	As
	April 16, 2012	Adjustments	Restated
Deferred Tax Asset - Long Term	2,951,857	189,319	3,141,176	a
Deferred Tax Liability - Current	171,577	(101,929)	69,648	a
Deferred Income Taxes	988,980	(101,930)	887,050	a
Accumulated Deficit	(4,491,740)	393,128	(4,098,612)	b

a) Restatement of Income Taxes to reflect a correction in the calculation of deferred tax assets and liabilities

b) Restatement of Accumulated Deficit to reflect changes to tax accounts reflected in 2010 restatement.

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Going Concern

Going concern : – The 2011 audited consolidated financial statements were prepared on the basis that the Company would continue as a going concern. The Company has losses for the year ended December 31, 2011 totaling $4,177,050 as well as accumulated deficit amounting to $4,098,612. Further the Company appeared to have inadequate cash and cash equivalents of $147,364 as of December 31, 2011 to cover projected operating costs for the next 12 months. The loss for the nine months ended September 30, 2012 was $5,042,183, which increased the accumulated deficit to $9,140,795 As a result, the Company is dependent upon further financing including loans from related parties, development of revenue streams with shorter collection times and accelerating collections on our physician managed and hybrid revenue business models.

These factors raise substantial doubt about the ability of the Company to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties. In this regard, management is planning to raise any necessary additional funds through loans and/or additional sales of its common stock, development of revenue streams with shorter collection times and accelerating collections on our physician managed and hybrid revenue streams. There is no assurance that the Company will be successful in raising additional capital at terms acceptable to the Company.

Going concern: – The accompanying financial statements have been prepared on the basis that the Company will continue as a going concern. The Company has losses for the year ended December 31, 2011 totaling $4,177,050 as well as accumulated deficit amounting to $4,491,737. Further the Company appears to have inadequate cash and cash equivalents of $147,364 as of December 31, 2011 to cover projected operating costs for the next 12 months. As a result, the Company is dependent upon further financing, development of revenue streams with shorter collection times and accelerating collections on our physician managed and hybrid revenue streams.

These factors raise substantial doubt about the ability of the Company to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of these uncertainties. In this regard, management is planning to raise any necessary additional funds through loans and/or additional sales of its common stock development of revenue streams with shorter collection times and accelerating collections on our physician managed and hybrid revenue streams. There is no assurance that the Company will be successful in raising additional capital.

Principles of Consolidation
Principles of consolidation : The consolidated financial statements include accounts of TMP and its wholly owned subsidiary, CCPI, collectively referred to as “the Company”. All significant intercompany accounts and transactions have been eliminated in consolidation. In addition, TMP and CCPI share the common operating facility, certain employees and various costs. Such expenses are principally paid by TMP. Due to the nature of the parent and subsidiary relationship, the individual financial position and operating results of TMP and CCPI may be different from those that would have been obtained if they were autonomous.

Principles of consolidation: The consolidated financial statements include accounts of TMP and its wholly owned subsidiary, CCPI, collectively referred to as "the Company". All significant intercompany accounts and transactions have been eliminated in consolidation. In addition, TMP and CCPI share the common operating facility, certain employees and various costs. Such expenses are principally paid by TMP. Due to the nature of the parent and subsidiary relationship, the individual financial position and operating results of TMP and CCPI may be different from those that would have been obtained if they were autonomous.

Accounting Estimates
Accounting estimates : The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Accounting estimates: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash Equivalents
Cash Equivalents : The Company considers all highly liquidinvestments purchased with an original or remaining maturity ofthree months or less when purchased to be cash equivalents. Therecorded carrying amounts of the Company’s cash and cashequivalents approximate their fair market value.

Cash Equivalents: The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less when purchased to be cash equivalents. The recorded carrying amounts of the Company’s cash and cash equivalents approximate their fair market value.

Considerations of Credit Risk

Considerations of credit risk : Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of trade accounts receivable.

TMP markets medical foods and generic and branded pharmaceuticals through employed sales representatives, independent distributors and pharmacies. Product sales are invoiced upon shipment at Average Wholesale Price (“AWP”), which is a commonly used term in the industry, with varying rapid pay discounts, under four models: Physician Direct Sales, Distributor Direct Sales, Physician Managed and Hybrid.

Considerations of credit risk: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of trade accounts receivable.

TMP markets medical foods and generic and branded pharmaceuticals through employed sales representatives, independent distributors and pharmacies. Product sales are invoiced upon shipment at Average Wholesale Price (“AWP”), which is a commonly used term in the industry, with varying rapid pay discounts, under four models:Physician Direct Sales, Distributor Direct Sales, Physician Managed and Hybrid.

Revenue Recognition

Revenue Recognition :

Under the following revenue models product sales are invoiced upon shipment:

•	Physician Direct Sales Model (1% of revenue for the nine months ended September 30, 2012): Under this model, a physician purchases products from TMP but does not retain CCPI’s services. TMP invoices the physician upon shipment under terms which allow a significant rapid pay discount off AWP for payment within discount terms in accordance with the product purchase agreement. The physicians dispense the product and perform their own claims processing and collections. TMP recognizes revenue under this model on the date of shipment at the gross invoice amount less the anticipated rapid pay discount offered in the product purchase agreement. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% may be applied to the outstanding balance. The physician is responsible for payment directly to TMP.

•	Distributor Direct Sales Model (30% of revenue for the nine months ended September 30, 2012): Under this model, a distributor purchases products from TMP and sells those products to a physician and the physician does not retain CCPI’s services. TMP invoices distributors upon shipment under terms which include a significant discount off AWP. TMP recognizes revenue under this model on the date of shipment at the net invoice amount. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% may be applied to the outstanding balance.

Due to substantial uncertainties as to the timing and collectability of revenues derived from our Physician Managed and Hybrid models described below, which can take in excess of four years to collect, we have determined that these revenues did not meet the criteria for recognition in accordance with ASC 605, Revenue Recognition . These revenues are therefore required to be recorded when collectability is reasonably assured, which the Company has determined is when the payment is received.

•	Physician Managed Model (46% of revenue for the nine months ended September 30, 2012): Under this model, a physician purchases products from TMP and retains CCPI’s services. TMP invoices physician upon shipment to physician under terms which allow a significant rapid pay discount for payment received within terms in accordance with the product purchase agreement which includes a security interest for TMP in the products and receivables generated by the dispensing of the products. The physician also executes a billing and claims processing services agreement with CCPI for billing and collection services relating to our products (discussed below). CCPI submits a claim for reimbursement on behalf of the physician client. The CCPI fee and product invoice amount are deducted from the reimbursement received by CCPI on behalf of the physician client before the reimbursement is forwarded to the physician client. In the event the physician fails to pay the product invoice within the agreed term, we can deduct the payment due from any of the reimbursements received by us on behalf of the physician client as a result of the security interest we obtained in the products we sold to the physician client and the receivables generated by selling the products in accordance with our agreement. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% is applied to the outstanding balance. However, since we are in the early stage of our business, as a courtesy to our physician clients, our general practice has been to extend the rapid pay discount beyond the initial term of the invoice until the invoice is paid and not to apply a late payment fee to the outstanding balance. TMP recognizes revenue under this model on the date payment is received at the gross invoice amount less the applicable rapid pay discount offered in the product purchase agreement

•	Hybrid Model (13% of revenue for the nine months ended September 30, 2012): Under this model, a distributor purchase products from TMP and sell those products to a physician and the physician retains CCPI’s services. TMP invoices distributors upon shipment under terms which allow a significant rapid pay discount for payment received within terms in accordance with the product purchase agreements. The physician client of the distributor executes a billing and claims processing services agreement with CCPI for billing and collection services (discussed below). The distributor product invoice and the CCPI fee are deducted from the reimbursement received by CCPI on behalf of the physician client before the reimbursement is forwarded to the distributor for further delivery to their physician clients. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% is applied to the outstanding balance. However, since we are in the early stage of our business, as a courtesy to our physician clients, our general practice has been to extend the rapid pay discount beyond the initial term of the invoice until the invoice is paid and not to apply a late payment fee to the outstanding balance. TMP recognizes revenue under this model on the date payment is received at the net invoice amount.

In the nine months ended September 30, 2012 and 2011 the Company issued invoices to Physician Managed and Hybrid model customers aggregating $10,035,444 and $12,588,458, respectively, which were not recognized as revenues or accounts receivable in the accompanying consolidated financial statements at the time of such billings. Direct costs associated with these revenues are expensed as incurred. Direct costs associated with these billings aggregating $1,008,742 and $876,090, respectively, were expensed in the accompanying consolidated financial statements at the time of such billings. However, in accordance with the revenue recognition policy described above, the Company recognized revenues from customers under these business models when cash was collected aggregating $2,892,866 and $3,581,067 in the nine months ended September 30, 2012 and 2011, respectively. As of September 30, 2012, the Company had contractual receivables from its Physician Managed and Hybrid model customers totaling $37,106,714 which are not reflected in the accompanying consolidated balance sheet as of such dates and will be recorded as revenue only when payment is received.

CCPI receives no revenue in the physician direct or distributor direct models because it does not provide collection and billing services to these customers. In the Physician Managed and Hybrid models, CCPI has a billing and claims processing service agreement with the physician. That agreement includes a service fee defined as a percentage of collections on all claims. Because fees are only earned by CCPI upon collection of the claim and the fee is not determinable until the amount of the collection of the claim is known, CCPI recognizes revenue at the time that collections are received.

No returns of products are allowed except products damaged in shipment, which has been insignificant.

The rapid pay discounts to the AWP offered to the physician or distributor, under the models described above, vary based upon the expected payment term from the physician or distributor. The discounts are derived from the Company’s historical experience of the collection rates from internal sources and updated for facts and circumstances and known trends and conditions in the industry, as appropriate. As described in the models above, we recognize provisions for rapid pay discounts in the same period in which the related revenue is recorded. We believe that our current provisions appropriately reflect our exposure for rapid pay discounts. These rapid pay discounts, have typically ranged from 40% to 88% of Average Wholesale Price and we have monitored our experience ratio periodically over the prior twelve months and have made adjustments as appropriate.

Revenue Recognition:

Under the following revenue modelsproduct sales are invoiced upon shipment:

·	Physician Direct Sales Model (1% of revenue for 12 months ended December 31, 2011): Under this model, a physician purchases products from TMP but does not retain CCPI’s services. TMP invoices the physician upon shipment under terms which allow a significant rapid pay discount off AWP for payment within discount terms in accordance with the product purchase agreement. The physicians dispense the product and perform their own claims processing and collections. TMP recognizes revenue under this model on the date of shipment at the gross invoice amount less the anticipated rapid pay discount offered in the product purchase agreement. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% may be applied to the outstanding balance. The physician is responsible for payment directly to TMP.

·	Distributor Direct Sales Model (40% of revenue for 12 months ended December 31, 2011): Under this model, a distributor purchases products from TMP and sells those products to a physician and the physician does not retain CCPI’s services. TMP invoices distributors upon shipment under terms which include a significant discount off AWP. TMP recognizes revenue under this model on the date of shipment at the net invoice amount. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% may be applied to the outstanding balance.

Due to substantial uncertainties as to the timing and collectability of revenues derived from our Physician Managed and Hybrid models described below, which can take in excess of four years to collect, we have determined that these revenues did not meet the criteria for recognition in accordance with SAB Topic 13, Revenue Recognition. These revenues are therefore required to be recorded when collectability is reasonably assured, which the Company has determined is when the payment is received.

·	Physician Managed Model (48% of revenue for 12 months ended December 31, 2011): Under this model, a physician purchases products from TMP and retains CCPI’s services. TMP invoices physician upon shipment to physician under terms which allow a significant rapid pay discount for payment received within terms in accordance with the product purchase agreement which includes a security interest for TMP in the products and receivables generated by the dispensing of the products. The physician also executes a billing and claims processing services agreement with CCPI for billing and collection services relating to our products (discussed below). CCPI submits a claim for reimbursement on behalf of the physician client. The CCPI fee and product invoice amount are deducted from the reimbursement received by CCPI on behalf of the physician client before the reimbursement is forwarded to the physician client. In the event the physician fails to pay the product invoice within the agreed term, we can deduct the payment due from any of the reimbursements received by us on behalf of the physician client as a result of the security interest we obtained in the products we sold to the physician client and the receivables generated by selling the products in accordance with our agreement. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% is applied to the outstanding balance. However, since we are in the early stage of our business, as a courtesy to our physician clients, our general practice has been to extend the rapid pay discount beyond the initial term of the invoice until the invoice is paid and not to apply a late payment fee to the outstanding balance.

·	Hybrid Model (11% of revenue for 12 months ended December 31, 2011): Under this model, a distributor purchase products from TMP and sell those products to a physician and the physician retains CCPI’s services. TMP invoices distributors upon shipment under terms which allow a significant rapid pay discount for payment received within terms in accordance with the product purchase agreements. The physician client of the distributor executes a billing and claims processing services agreement with CCPI for billing and collection services (discussed below). The distributor product invoice and the CCPI fee are deducted from the reimbursement received by CCPI on behalf of the physician client before the reimbursement is forwarded to the distributor for further delivery to their physician clients. In the event payment is not received within the term of the agreement, the amount payable for the purchased TMP products reverts to the AWP. In addition, if payment is not received within the agreed-upon term, a late payment fee of up to 20% is applied to the outstanding balance. However, since we are in the early stage of our business, as a courtesy to our physician clients, our general practice has been to extend the rapid pay discount beyond the initial term of the invoice until the invoice is paid and not to apply a late payment fee to the outstanding balance.

In 2011 and 2010, the Company issued billings to Physician Managed and Hybrid model customers aggregating $16.16 million and $15.70 million, respectively, which were not recognized as revenues or accounts receivable in the accompanying consolidated financial statements at the time of such billings. Direct costs associated with these revenues are expensed as incurred. Direct costs associated with these billings aggregating $1,249,522 and $1,228,722 respectively, were expensed in the accompanying consolidated financial statements at the time of such billings. However, in accordance with the revenue recognition policy described above, the Company recognized revenues from certain of these customers when cash was collected aggregating $4,937,529 and $3,134,775 in 2011 and 2010, respectively. As of December 31, 2011 and 2010, the Company had contractual receivables from its Physician Managed and Hybrid model customers totaling $33,767,275 and $22,937,666 respectively, which are not reflected in the accompanying consolidated balance sheet as of such dates and will be recorded as revenue only when payment is made.

CCPI receives no revenue in the physician direct or distributor direct models because it does not provide collection and billing services to these customers. In the Physician Managed and Hybrid models, CCPI has a billing and claims processing service agreement with the physician. That agreement includes a service fee defined as a percentage of collections on all claims. Because fees are only earned by CCPI upon collection of the claim and the fee is not determinable until the amount of the collection of the claim is known, CCPI recognizes revenue at the time that collections are received.

No returns of products are allowed except products damaged in shipment, which has been insignificant.

The rapid pay discounts to the AWP offered to the physician or distributor, under the models described above, vary based upon the expected payment term from the physician or distributor. The discounts are derived from the Company’s historical experience of the collection rates from internal sources and updated for facts and circumstances and known trends and conditions in the industry, as appropriate. As described in the models above, we recognize provisions for rapid pay discounts in the same period in which the related revenue is recorded. We believe that our current provisions appropriately reflect our exposure for rapid pay discounts. These rapid pay discounts, have typically ranged from 40% to 88% of Average Wholesale Price and we have monitored our experience ratio periodically over the prior twelve months and have made adjustments as appropriate.

Allowance for Doubtful Accounts

Allowance for doubtful accounts : Under the direct sales to physician and direct sales to distributor models, product is sold under terms that allow substantial discounts (40-88%) for payment within terms. With such substantial discounts, it is rare that an invoice is not paid within terms. We have not experienced any write offs associated with these revenue models.

Under the Company’s physician managed model and hybrid model, CCPI performs billing and collection services on behalf of the physician client and deducts the CCPI fee and product invoice amount from the reimbursement received by CCPI on behalf of the physician client before the reimbursement is forwarded to the physician client . Extended collection periods are typical in the workers compensation industry with payment terms extending from 45 days to in excess of four years. The physician remains personally liable for purchases of product from TMP and, during this long collection cycle, TMP retains a security interest in all products sold to the physician along with the claims receivable that result from sales of the products. CCPI maintains an accounting of all managed accounts receivable on behalf of the physician and regularly reports to the physician. As described above, due to uncertainties as to the timing and collectability of revenues derived from these models, revenue is recorded when payment is received therefore no allowance for doubtful accounts is necessary.

In addition to the bad debt recognition policy above, it is also TMP’s policy to write down uncollectible loans and trade receivables when the payer is no longer in existence, is in bankruptcy or is otherwise insolvent. In such instances our policy is to reduce accounts receivable by the uncollectible amount and to proportionally reduce the allowance for doubtful accounts.

Allowance for doubtful accounts: Under the direct sales to physician and direct sales to distributor models, product is sold under terms that allow substantial discounts (40-88%) for payment within terms. With such substantial discounts, it is rare that an invoice is not paid within terms. We have not experienced any write offs associated with these revenue models.

Under the Company’s physician managed model and hybrid model, CCPI performs billing and collection services on behalf of the physician client and deducts the CCPI fee and product invoice amount from the reimbursement received by CCPI on behalf of the physician client before the reimbursement is forwarded to the physician client . Extended collection periods are typical in the workers compensation industry with payment terms extending from 45 days to in excess of four years. The physician remains personally liable for purchases of product from TMP and, during this long collection cycle, TMP retains a security interest in all products sold to the physician along with the claims receivable that result from sales of the products. CCPI maintains an accounting of all managed accounts receivable on behalf of the physician and regularly reports to the physician. As described above, due to uncertainties as to the timing and collectability of revenues derived from these models, revenue is recorded when payment is received therefore no allowance for doubtful accounts is necessary.

In addition to the bad debt recognition policy above, it is also TMP’s policy to write down uncollectible loans and trade receivables when the payer is no longer in existence, is in bankruptcy or is otherwise insolvent. In such instances our policy is to reduce accounts receivable by the uncollectible amount and to proportionally reduce the allowance for doubtful accounts.

Inventory Valuation	Inventory valuation : Inventory is valued at the lower of cost (first in, first out) or market and consists primarily of finished goods.	Inventory valuation: Inventory is valued at the lower of cost (first in, first out) or market and consists primarily of finished goods.
Property and Equipment
Property and equipment : Property and equipment are stated at cost. Depreciation is calculated using the straight line method over the estimated useful lives of the related assets. Computer equipment is amortized over three to five years. Furniture and fixtures are depreciated over five to seven years. Leasehold improvements are amortized over the shorter of fifteen years or term of the applicable property lease. Maintenance and repairs are expensed as incurred; major renewals and betterments that extend the useful lives of property and equipment are capitalized. When property and equipment is sold or retired, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is recognized. Amenities are capitalized as leasehold improvements.

Property and equipment: Property and equipment are stated at cost. Depreciation is calculated using the straight line method over the estimated useful lives of the related assets. Computer equipment is amortized over three to five years. Furniture and fixtures are depreciated over five to seven years. Leasehold improvements are amortized over the shorter of fifteen years or term of the applicable property lease. Maintenance and repairs are expensed as incurred; major renewals and betterments that extend the useful lives of property and equipment are capitalized. When property and equipment is sold or retired, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is recognized. Amenities are capitalized as leasehold improvements.

Impairment of Long-Lived Assets
Impairment of long-lived assets : The long-lived assets heldand used by the Company are reviewed for impairment no lessfrequently than annually or whenever events or changes incircumstances indicate that the carrying amount of an asset may notbe recoverable. In the event that facts and circumstances indicatethat the cost of any long-lived assets may be impaired, anevaluation of recoverability is performed. No asset impairment wasrecorded for the nine months ended September 30, 2012 or 2011.

Impairment of long-lived assets: The long-lived assets held and used by the Company are reviewed for impairment no less frequently than annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In the event that facts and circumstances indicate that the cost of any long-lived assets may be impaired, an evaluation of recoverability is performed. No asset impairment was recorded for the 12 months ended December 31, 2011 or 2010.

Intangible Assets
Intangible assets : Intangible assets with finite lives,including patents and internally developed software (primarily theCompany’s PDRx Software), are stated at cost and areamortized over their useful lives. Patents are amortized on astraight line basis over their statutory lives, usually fifteen totwenty years. Internally developed software is amortized over threeto five years. Intangible assets with indefinite lives are testedannually for impairment, during the fiscal fourth quarter andbetween annual periods, and more often when events indicate that animpairment may exist. If impairment indicators exist the intangibleassets are written down to fair value as required. No assetimpairment was recorded for the nine months ended September 30,2012 or 2011.

Intangible assets: Intangible assets with finite lives, including patents and internally developed software (primarily the Company’s PDRx Software), are stated at cost and are amortized over their useful lives. Patents are amortized on a straight line basis over their statutory lives, usually fifteen to twenty years. Internally developed software is amortized over three to five years. Intangible assets with indefinite lives are tested annually for impairment, during the fiscal fourth quarter and between annual periods, and more often when events indicate that an impairment may exist. If impairment indicators exist the intangible assets are written down to fair value as required. No asset impairment was recorded for the 12 months ended December 31, 2011 or 2010.

On September 18, 2009, TMP entered into a settlement with one if its distributors on its accounts receivable of $1,301,000. Pursuant to the agreement, the distributor agreed to: (1) sell all domain names and assets associated with the website, medicalfoods.com to TMP, and (2) surrender to TMP its entire PTL physician client list, except four individual PTL active physician groups, and waive all rights associated with its PTL physical client list. The client list had no value since most of the clients had become PLT clients already. The value of the domain name was based on the fair value of the asset exchanged.

Fair Value of Financial Instruments
Fair value of financial instruments : The Company’s financial instruments are accounts receivable, accounts payable and notes payable. The recorded values of accounts receivable, accounts payable, and notes payable approximate their values based on their short term nature.

Fair value of financial instruments: The Company’s financial instruments are accounts receivable, accounts payable and notes payable. The recorded values of accounts receivable, accounts payable, and notes payable approximate their values based on their short term nature.

Derivative Financial Instruments
Derivative Financial Instruments: The Company’s objectives in using derivative financial instruments are to obtain the lowest cash cost-source of funds. Derivative liabilities are recognized in the consolidated balance sheets at fair value based on the criteria specified in FASB ASC topic 815-40 " Derivatives and Hedging – Contracts in Entity’s own Equity ". The estimated fair value of the derivative liabilities is calculated using the Black-Scholes-Merton method where applicable and such estimates are revalued at each balance sheet date, with changes in value recorded as other income or expense in the consolidated statement of operations. As a result of the Company’s adoption of ASC topic 815-40, effective January 1, 2009 some of the Company’s warrants are now accounted for as derivatives. As of September 30, 2012, 1,158,981 warrants were classified as derivative liabilities. Each reporting period the warrants are re-valued and adjusted through the caption “derivative revaluation” on the consolidated statements of operations.

Income Taxes

Income taxes : The Company determines its income taxes under the asset and liability method. Under the asset and liability approach, deferred income tax assets and liabilities are calculated and recorded based upon the future tax consequences of temporary differences by applying enacted statutory tax rates applicable to future periods for differences between the financial statements carrying amounts and the tax basis of existing assets and liabilities. Generally, deferred income taxes are classified as current or non-current in accordance with the classification of the related asset or liability. Those not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse. Valuation allowances are provided for significant deferred income tax assets when it is more likely than not that some or all of the deferred tax assets will not be realized. The Company currently has $37.1 million in unrecognized revenue which is based on the total discounted amounts owed to it by its PMM and Hybrid Model Customers. Although the uncertainties as to the timing and collectability of revenues derived from these models prevent the current recognition of revenue under ASC 605, the Company does estimate that it will collect sufficient revenues before the expiration of the net operating loss deductions. Thus the Company expects that it will utilize the existing net operating losses against future income taxes and therefore a valuation allowance against the Deferred Tax Asset-Long Term is not deemed necessary as of the date of the financial statements.

The Company recognizes tax liabilities by prescribing a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized, and also provides guidance on de-recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The minimum threshold is defined as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. To the extent that the final tax outcome of these matters is different than the amount recorded, such differences impact income tax expense in the period in which such determination is made. Interest and penalties, if any, related to accrued liabilities for potential tax assessments are included in income tax expense.

Income taxes: The Company determines its income taxes under the asset and liability method. Under the asset and liability approach, deferred income tax assets and liabilities are calculated and recorded based upon the future tax consequences of temporary differences by applying enacted statutory tax rates applicable to future periods for differences between the financial statements carrying amounts and the tax basis of existing assets and liabilities. Generally, deferred income taxes are classified as current or non-current in accordance with the classification of the related asset or liability. Those not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse. Valuation allowances are provided for significant deferred income tax assets when it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company recognizes tax liabilities by prescribing a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized, and also provides guidance on de-recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The minimum threshold is defined as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. To the extent that the final tax outcome of these matters is different than the amount recorded, such differences impact income tax expense in the period in which such determination is made. Interest and penalties, if any, related to accrued liabilities for potential tax assessments are included in income tax expense.

Stock-Based Compensation

Stock-Based Compensation : The Company accounts for stock option awards in accordance with ASC 718. Under ASC 718, compensation expense related to stock-based payments is recorded over the requisite service period based on the grant date fair value of the awards. Compensation previously recorded for unvested stock options that are forfeited is reversed upon forfeiture. The Company uses the Black-Scholes option pricing model for determining the estimated fair value for stock-based awards. The Black-Scholes model requires the use of assumptions which determine the fair value of stock-based awards, including the option’s expected term and the price volatility of the underlying stock.

The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of ASC 505-50. Accordingly, the measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement.

Stock-Based Compensation: The Company accounts for stock option awards in accordance with ASC 718. Under ASC 718, compensation expense related to stock-based payments is recorded over the requisite service period based on the grant date fair value of the awards. Compensation previously recorded for unvested stock options that are forfeited is reversed upon forfeiture. The Company uses the Black-Scholes option pricing model for determining the estimated fair value for stock-based awards. The Black-Scholes model requires the use of assumptions which determine the fair value of stock-based awards, including the option’s expected term and the price volatility of the underlying stock.

The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of ASC 505-50. Accordingly, the measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement.

Income Per Share

Income Per Share : The Company utilizes ASC 260, “Earnings per Share”. Basic income (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted-average number of common shares outstanding. Diluted income (loss) per share is computed similar to basic income (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Common equivalent shares are excluded from the computation if their effect is anti-dilutive.

The following potential common shares have been excluded from the computation of diluted net income (loss) per share for the periods presented where the effect would have been anti-dilutive:

	September 30, 2012	September 30, 2011
Options shares excluded	2,018,444	933,091

Income Per Share: The Company utilizes ASC 260, “Earnings per Share”. Basic income (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted-average number of common shares outstanding. Diluted income (loss) per share is computed similar to basic income (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Common equivalent shares are excluded from the computation if their effect is anti-dilutive.

The following potential common shares have been excluded from the computation of diluted net income (loss) per share for the periods presented where the effect would have been anti-dilutive:

	December 31, 2011	December 31, 2010
Options shares excluded	941,357	291,347

Research and Development

Research and development : Research and development costsare expensed as incurred. In instances where we enter intoagreements with third parties for research and developmentactivities we may prepay fees for services at the initiation of thecontract. We record the prepayment as a prepaid asset and amortizethe asset into research and development expense over the period oftime the contracted research and development services areperformed. Most contract research agreements include a ten yearrecords retention and maintenance requirement. Typically, weexpense 50% of the contract amount within the first two years ofthe contract and 50% over the remainder of the record retentionrequirements under the contract based on our experience on how longthe clinical trial service is provided.

Research and development: Research and development costs are expensed as incurred. In instances where we enter into agreements with third parties for research and development activities we may prepay fees for services at the initiation of the contract. We record the prepayment as a prepaid asset and amortize the asset into research and development expense over the period of time the contracted research and development services are performed. Most contract research agreements include a ten year records retention and maintenance requirement. Typically, we expense 50% of the contract amount within the first two years of the contract and 50% over the remainder of the record retention requirements under the contract based on our experience on how long the clinical trial service is provided.

Reclassification

Reclassification :

Certain accounts in the prior-year consolidated financialstatements have been reclassified for comparative purposes toconform to the presentation in the current-year financialstatements.

Reclassification Certain accounts in the prior-year financial statements have been reclassified for comparative purposes to conform to the presentation in the current-year financial statements.

Business Activity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Segment Information

Segment Information for the three months ended September 30,

2012 (unaudited)	Total	TMP	CCPI
Gross Sales	$2,076,532	$1,812,306	$264,226
Gross Profit (Loss)	$960,236	$1,173,235	$(212,999)
Comprehensive Income (Loss)	$(1,241,443)	$(1,028,444)	$(212,999)
Total Assets	$11,063,776	$11,146,759	$(82,983)
less Eliminations	$-	$(82,983)	$82,983
Net Total Assets	$11,063,776	$11,063,776	$-

2011 (Unaudited and restated)	Total	TMP	CCPI
Gross Sales	$2,458,998	$2,359,493	$99,505
Gross Profit (Loss)	$1,705,480	$2,025,336	$(319,856)
Comprehensive Income (Loss)	$(1,282,998)	$(919,287)	$(363,711)
Total Assets	$7,627,293	$11,019,907	$(3,392,614)
less Eliminations	$-	$(3,424,405)	$3,424,405
Net Total Assets	$7,627,293	$7,595,502	$31,791

Segment Information for the nine months ended September 30,

2012 (unaudited)	Total	TMP	CCPI
Gross Sales	$4,899,943	$4,416,121	$483,822
Gross Profit (Loss)	$2,527,652	$3,407,379	$(879,727)
Comprehensive Income (Loss)	$(5,042,183)	$(4,162,456)	$(879,727)
Total Assets	$11,063,776	$11,146,759	$(82,983)
less Eliminations	$-	$(82,983)	$82,983
Net Total Assets	$11,063,776	$11,063,776	$-

2011 (Restated)	Total	TMP	CCPI
Gross Sales	$6,869,255	$6,390,818	$478,437
Gross Profit (Loss)	$4,903,342	$5,514,728	$(611,386)
Comprehensive Income (Loss)	$(2,809,393)	$(2,562,668)	$(246,725)
Total Assets	$7,627,293	$11,019,907	$(3,392,614)
less Eliminations	$-	$(3,424,405)	$3,424,405
Net Total Assets	$7,627,293	$7,595,502	$31,791

Segment Information for the 12 months ended December 31,

2011 (Restated)	Total	TMP	CCPI
Gross Sales	$8,809,668	$8,282,734	$526,934
Gross Profit	$6,052,635	$7,033,212	$(980,577)
Comprehensive Income	$(4,180,259)	$(3,089,429)	$(1,090,830)
Total Assets	$8,977,776	$12,844,524	$(3,866,748)
less Eliminations	$-	$(3,979,936)	$3,979,936
Net Total Assets	$8,977,776	$8,864,588	$113,188

2010 (Restated)
Gross Sales	$7,622,477	$6,544,311	$1,078,166
Gross Profit	$5,049,985	$5,315,589	$(265,604)
Comprehensive Income	$(500,924)	$(189,850)	$(311,074)
Total Assets	$5,951,609	$6,624,150	$(672,541)
less Eliminations	$-	$(777,416)	$777,416
Net Total Assets	$5,951,609	$5,846,734	$104,875

Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Potential Common Shares Excluded from Computation of Diluted Net Income (Loss) per Share

The following potential common shares have been excluded from the computation of diluted net income (loss) per share for the periods presented where the effect would have been anti-dilutive:

	September 30, 2012	September 30, 2011
Options shares excluded	2,018,444	933,091

The following potential common shares have been excluded from the computation of diluted net income (loss) per share for the periods presented where the effect would have been anti-dilutive:

	December 31, 2011	December 31, 2010
Options shares excluded	941,357	291,347

Net Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Net Property and Equipment for the year ending December 31,	2011	2010

Computer Equipment	$589,813	$547,642
Furniture and Fixtures	237,923	215,794
Leasehold Improvements	230,465	212,480
Total, at cost	$1,058,201	$975,916
Accumulated Depreciation and Amortization	(646,378)	(440,428)
Total Property and Equipment	$411,823	$535,488

Stock Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Summary of Aggregate Stock Options Granted

The following table summarizes the status of the Company’s aggregate stock options granted:

	Number of Shares Remaining Options	Weighted Average Exercise Price

Outstanding at January 1, 2011	566,424	$2.11
Options granted during 2011	1,382,538	$2.96
Options exercised during 2011	0
Options forfeited during 2011	365,871	$2.62
Outstanding at December 31, 2011	1,583,091	$2.73
Exercisable at December 31, 2011	1,147,909	$2.49
Options granted during 2012	435,353	$1.06
Options exercised during 2012	0
Options forfeited during 2012	0
Outstanding at September 30, 2012	2,018,444	$2.37
Exercisable at September 30, 2012	1,669,303	$2.48

The following table summarizes the status of the Company’s aggregate stock options granted:

	Number of Shares Remaining Options	Weighted Average Exercise Price

Outstanding at January 1, 2011	566,424	$2.11
Options granted during 2011	1,382,538	$2.96
Options exercised during 2011	0
Options forfeited during 2011	365,871	$2.62
Outstanding at December 31, 2011	1,583,091	$2.73
Exercisable at December 31, 2011	1,147,909	$2.49

Summary of Aggregate Non-Vested Shares

The following table summarizes the status of the Company’s aggregate non-vested shares:

	Number of Non-vested Shares	Weighted Average fair Value at Grant Date

Non-vested at December 31, 2010	206,310	$1.07
Granted in 12 months ended December 31, 2011	1,382,538	$2.10
Forfeited in 12 months ended December 31, 2011	365,871	$1.76
Vested in 12 months ended December 31, 2011	941,599	$1.61
Non-vested at December 31, 2011	435,182	$1.66
Exercisable at December 31, 2011	1,147,909	$1.30
Outstanding at December 31, 2011	1,583,091	$1.40
Granted in nine months ended September 30, 2012	435,353	$0.43
Forfeited in nine months ended September 30, 2012	-	$-
Vested in nine months ended September 30, 2012	521,394	$1.08
Non-vested at September 30, 2012	349,141	$0.93
Exercisable at September 30, 2012	1,669,303	$1.24
Outstanding at September 30, 2012	2,018,444	$1.19

The following table summarizes the status of the Company’s aggregate non-vested shares

	Number of Non-vested Shares	Weighted Average fair Value at Grant Date

Non-vested at December 31, 2010	206,310	$1.07
Granted in 12 months ended December 31, 2011	1,382,538	$2.10
Forfeited in 12 months ended December 31, 2011	365,871	$1.76
Vested in 12 months ended December 31, 2011	941,599	$1.61
Non-vested at December 31, 2011	435,182	$1.66
Exercisable at December 31, 2011	1,147,909	$1.30
Outstanding at December 31, 2011	1,583,091	$1.40

Additional Incentive Stock Options Granted upon Achievement of Each Milestone

The Company will grant additional incentive stock options upon achievement of each milestone set forth below. Milestone levels shall be based upon EBIDTA reported in the financial statements during any calendar year. EBIDTA is defined as earnings before taxes, interest, depreciation, and amortization.

EBIDTA	Options
$50,000,000	an option to purchase 5,000 shares Common Stock.
$60,000,000	an option to purchase 7,500 shares Common Stock.
$80,000,000	an option to purchase 7,500 shares Common Stock.
$100,000,000	an option to purchase 10,000 shares Common Stock.
$125,000,000	an option to purchase 10,000 shares Common Stock.
$150,000,000	an option to purchase 10,000 shares Common Stock.
$175,000,000	an option to purchase 15,000 shares Common Stock.
$200,000,000	an option to purchase 50,000 shares Common Stock.
$250,000,000	an option to purchase 75,000 shares Common Stock.

The Company will grant additional incentive stock options upon achievement of each milestone set forth below. Milestone levels shall be based upon EBIDTA reported in the financial statements during any calendar year. EBIDTA is defined as earnings before taxes, interest, depreciation, and amortization.

EBIDTA	Options
$50,000,000	an option to purchase 5,000 shares Common Stock.
$60,000,000	an option to purchase 7,500 shares Common Stock.
$80,000,000	an option to purchase 7,500 shares Common Stock.
$100,000,000	an option to purchase 10,000 shares Common Stock.
$125,000,000	an option to purchase 10,000 shares Common Stock.
$150,000,000	an option to purchase 10,000 shares Common Stock.
$175,000,000	an option to purchase 15,000 shares Common Stock.
$200,000,000	an option to purchase 50,000 shares Common Stock.
$250,000,000	an option to purchase 75,000 shares Common Stock.

Summary of Status of Outstanding Warrants

The following table summarizes the status of the Company’s outstanding warrants

		Number of	Exercise	Expiration
Issue Date	Issued to	Warrants	Price	Date

08/19/11	EC and WS Family Trust	43,568	$3.38	08/19/16
09/01/11	EC and WS Family Trust	23,237	$3.38	09/01/16
09/23/11	EC and WS Family Trust	15,104	$3.38	09/23/16
09/28/11	EC and WS Family Trust	58,091	$3.38	09/28/16
10/17/11	EC and WS Family Trust	50,296	$3.38	10/17/16
10/20/11	EC and WS Family Trust	36,982	$3.38	10/20/16
11/08/11	EC and WS Family Trust	35,503	$3.38	11/08/16
11/22/11	EC and WS Family Trust	41,420	$3.38	11/22/16
12/07/11	EC and WS Family Trust	34,024	$3.38	12/07/16
01/04/12	EC and WS Family Trust	8,876	$3.38	01/04/17
01/18/12	EC and WS Family Trust	7,396	$3.38	01/18/17
01/19/12	EC and WS Family Trust	29,586	$3.38	01/19/17
01/31/12	EC and WS Family Trust	59,172	$3.38	01/31/17
02/01/12	EC and WS Family Trust	73,964	$3.38	02/01/17
02/15/12	EC and WS Family Trust	59,172	$3.38	02/15/17
02/29/12	EC and WS Family Trust	71,006	$3.38	03/01/17
03/15/12	EC and WS Family Trust	22,189	$3.38	03/15/17
03/28/12	EC and WS Family Trust	44,379	$3.38	03/28/17
06/22/12	EC and WS Family Trust	250,000	$1.00	04/11/17
06/22/12	EC and WS Family Trust	100,000	$1.00	04/19/17
06/22/12	EC and WS Family Trust	200,000	$1.00	04/26/17
06/22/12	EC and WS Family Trust	150,000	$1.00	05/02/17
06/22/12	EC and WS Family Trust	110,000	$1.00	05/10/17
06/22/12	EC and WS Family Trust	220,000	$1.00	05/24/17
06/22/12	EC and WS Family Trust	190,000	$1.00	05/25/17
06/22/12	EC and WS Family Trust	175,000	$1.00	06/13/17
06/27/12	EC and WS Family Trust	220,000	$1.00	06/27/17
07/05/12	EC and WS Family Trust	95,000	$1.00	07/05/17
09/26/12	Fred Sahakian	25,000	$1.00	09/26/17
09/26/12	AFH Holding and Advisory, LLC	1,038,981	$1.00	09/26/17
		3,487,946

The following table summarizes the status of the Company’s outstanding warrants

	Note	Interest	Number of	Value of	Discounted
Date	Amount	Rate	Shares	Warrant	Note Value

08/19/11	$150,000	3.95%	43,568	$76,220	$73,780
09/01/11	$80,000	3.95%	23,237	$40,651	$39,349
09/23/11	$52,000	3.95%	15,104	$26,423	$25,577
09/28/11	$200,000	3.95%	58,091	$101,627	$98,373
10/17/2011	$170,000	3.95%	50,296	$87,989	$82,011
10/20/2011	$125,000	3.95%	36,982	$64,698	$60,302
11/8/2011	$120,000	3.95%	35,503	$62,110	$57,890
11/22/2011	$140,000	3.95%	41,420	$72,462	$67,538
12/7/2011	$115,000	3.95%	34,024	$59,522	$55,478
as of 12/31/11			338,225	$591,702	$560,298

Investments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Investments, All Other Investments [Abstract]
Schedule of Life Settlement Contracts, Fair Value Method [Table Text Block]

Assets measured at fair value as of December 31, 2011 and December 31, 2010 are summarized as follows:

	Level 1	Cost	Unrealized
	Fair Value	Basis	Gain/(Loss)
Investments on December 31, 2011
None	$-	$-	$-

Investments on December 31, 2010
Government money market fund	$101,296	$101,296	$-
High yield bond fund	90,290	88,183	$2,107
Exchange traded equity fund	52,830	51,728	$1,102
Total	$244,416	$241,207	$3,209

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
For the year ending December 31,	2011	2010
Patents	$328,070	$235,056
Internally Developed Software	1,342,169	1,005,145
Total, at cost	$1,670,239	$1,240,201
Accumulated Amortization	(583,438)	(339,511)
Net Intangible Assets	$1,086,801	$900,690
Intangible Assets held at cost:
URL medicalfoods.com	1,301,000	1,301,000
Total Intangible Assets	$2,387,801	$2,201,690

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Amortization over the next five years is as follows:
2012	$239,689
2013	$227,707
2014	$202,714
2015	$132,778
2016	$27,932

Notes Payable - Related Parties (Tables)	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Status of Outstanding Notes

The following table summarizes the status of the Company’s outstanding notes

			Note	Interest	Date
Date	Issued to		Amount	Rate	Payable

01/31/11	EC and WS Family Trust (a)	(d)	$293,334	6.00%	On Demand	(b)
01/31/12	Giffoni Family Trust	(d)	$146,666	6.00%	12/1/2012	(b)
05/04/11	EC and WS Family Trust		$200,000	3.25%	On Demand
05/04/11	Giffoni Family Trust		$100,000	3.25%	5/4/2016
06/12/12	EC and WS Family Trust	(c)	$200,000	3.25%	On Demand
06/12/11	Giffoni Family Trust	(c)	$100,000	3.25%	6/12/2016
06/18/11	EC and WS Family Trust		$150,000	3.25%	On Demand
08/19/11	EC and WS Family Trust		$150,000	3.95%	On Demand
09/01/11	EC and WS Family Trust		$80,000	3.95%	On Demand
09/23/11	EC and WS Family Trust		$52,000	3.95%	On Demand
09/28/11	EC and WS Family Trust		$200,000	3.95%	On Demand
10/17/11	EC and WS Family Trust		$170,000	3.95%	On Demand
10/20/11	EC and WS Family Trust		$125,000	3.95%	On Demand
11/08/11	EC and WS Family Trust		$120,000	3.95%	On Demand
11/22/11	EC and WS Family Trust		$140,000	3.95%	On Demand
12/07/11	EC and WS Family Trust		$115,000	3.95%	On Demand
01/04/12	EC and WS Family Trust		$30,000	3.95%	On Demand
01/18/12	EC and WS Family Trust		$25,000	3.95%	On Demand
01/19/12	EC and WS Family Trust		$100,000	3.95%	On Demand
01/31/12	EC and WS Family Trust		$200,000	3.95%	On Demand
02/01/12	EC and WS Family Trust		$250,000	3.95%	On Demand
02/15/12	EC and WS Family Trust		$200,000	3.95%	On Demand
02/29/12	EC and WS Family Trust		$240,000	3.95%	On Demand
03/15/12	EC and WS Family Trust		$75,000	3.95%	On Demand
03/28/12	EC and WS Family Trust		$150,000	3.95%	On Demand
04/11/12	EC and WS Family Trust		$250,000	3.95%	On Demand
04/19/12	EC and WS Family Trust		$100,000	3.95%	On Demand
04/26/12	EC and WS Family Trust		$200,000	3.95%	On Demand
05/02/12	EC and WS Family Trust		$150,000	3.95%	On Demand
05/10/12	EC and WS Family Trust		$110,000	3.95%	On Demand
05/24/12	EC and WS Family Trust		$220,000	3.95%	On Demand
05/25/12	EC and WS Family Trust		$190,000	3.95%	On Demand
06/13/12	EC and WS Family Trust		$175,000	3.95%	On Demand
06/27/12	EC and WS Family Trust		$220,000	3.95%	On Demand
07/05/12	EC and WS Family Trust		$95,000	3.95%	On Demand
07/20/12	AFH Holding and Advisory, LLC		$335,448	8.50%	7/20/2014
			$5,657,448

	Current		$5,122,000
	Long-term		$535,448
	Less Unamortized discount		$(171,452)
	Net Long-term		$363,996

(a) Elizabeth Charuvastra and William Shell Family Trust

(b) or on consumation of the Company’s initial public offering

(c) On December 12, 2010, the Company issued a promissory note to the Targeted Medical Pharma, Inc. Profit Sharing Plan (the “Plan”) in the amount of $300,000 (the “Plan Note”).  The note bears interest at a rate of 8.0 percent per annum and was payable on June 12, 2011. On June 12, 2011, the Company, the Plan, William E. Shell, Elizabeth Charuvastra, Kim Giffoni, the EC and WS Family Trust and the Giffoni Family Trust entered into an agreement  (the “Note Agreement”) pursuant to which the Plan assigned the Plan Note to Dr. Shell, Ms. Charuvastra and Mr. Giffoni in an amount of $100,000 each.  Moreover, pursuant to the Note Agreement, each of Dr. Shell and Ms. Charuvastra assigned their respective interests in the Plan Note to the EC and WS Family Trust.  In accordance with the Note Agreement, in connection with the assignments, the Plan Note was amended to extend the maturity date to December 15, 2015 and to reduce the interest rate from 8.0% per annum to 3.25% per annum.  The Company issued new notes to each of the WC and WS Family Trust (in the amount of $200,000) and to Mr. Giffoni (in the amount of $100,000) to memorialize the amendments pursuant to the Note Agreement.

(d) On January 31, 2011, the Company issued promissory notes to each of William Shell, our Chief Executive Officer, Chief Scientific Officer, interim Chief Financial Officer and a director, Elizabeth Charuvastra, our Chairman, Vice President of Regulatory Affairs and a director, and Kim Giffoni, our Executive Vice President of Foreign Sales and Investor Relations and a director, in an aggregate amount of $440,000.  The notes bear interest at a rate of 6% per annum and are payable on the earlier of December 1, 2012 or the consummation of the Company’s initial public offering.

Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Minimum annual rentals on the operating facility for the fiscal years ending December 31 are as follows:
2012	158,196
2013	158,196
2014	158,196
2015	26,366
Total	$500,954

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)

The components of the income tax provision are as follows:

	Year Ended December 31,
	2011 - Restated	2010 - Restated
Current:
Federal	$-	$-
State	-	-
Total current	-	-
Deferred:
Federal	(1,935,400)	(258,694)
State	(536,230)	(73,710)
Total deferred	(2,471,630)	(332,404)
	$(2,471,630)	$(332,404)

Effective Income Tax Rate Reconciliation

The reconciliation of income tax attributable to operations computed at the U.S. Federal statutory income tax rate of 35% for 2011 and for 2010 to income tax expense is as follows:

	Year Ended December 31,
	2011 - Restated	2010 - Restated

Statutory Federal tax rate	-35.0%	-35.0%
Increase (decrease) in tax rate resulting from:
Statutory rate change and other	3.3%	-0.3%
U.S. state taxes, net of federal benefit	-5.3%	-5.3%
Nondeductible meals & entertainment expense	-0.1%	1.0%
Effective tax rate	-37.1%	-39.6%

Deferred Tax Assets and Liabilities

Deferred tax components are as follows:

	At December 31,
	2011 - Restated	2010 - Restated

Deferred tax assets:
Accrued liability for vacation	$300,170	$30,773
Net Operating Loss	2,518,607	716,894
Stock Compensation Expense	622,568	66,826
Total deferred tax assets	3,441,345	814,493
Valuation allowance	-
Net deferred tax assets	3,441,345	814,493

Deferred tax liabilities:
Depreciation	(817,402)	(592,531)
481(a) Adjustment - Cash To Accrual	(139,296)	(208,945)
Total deferred tax liabilities	(956,698)	(801,476)
Net deferred tax assets	$2,484,647	$13,017

Restatement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatement Of Prior Year Income [Abstract]
Effect of Restatement on Results of Operations and Financial Position
The effect of the restatement on results of operations and financial position as of and for the three and nine months ended September 30, 2011 were as follows:

	As
	Previously
	Reported	Restatement		Restated
	30-Sep-11	Adjustment		30-Sep-11
Accounts Receivable-Net of Allowance for Doubtful Accounts	$29,709,282	$(28,803,246)	1)	$879,036
Allowance for Doubtful Accounts	(771,016)	771,016	1)	-
Deferred Tax Asset - Short Term	560,738	(348,981)	2)	211,757
Prepaid Taxes	-	567,301	1)	567,301
Total Current Assets	30,865,353	(28,611,926)		2,253,427
Long-term accounts receivable	2,123,011	(2,123,011)	1)	-
Deferred Tax Asset-Long Term	421,089	1,817,186	2)	2,238,275
Total Assets	36,545,044	(28,917,751)		7,627,293
Taxes Payable	7,246,631	(7,246,631)	2)	-
Deferred Tax Liability - Current	1,288,278	(1,218,630)	2)	69,648
Total Current Liabilities	14,327,100	(8,465,263)		5,861,837
Deferred Income Taxes	2,422,759	(1,586,651)	2)	836,108
Total Liabilities	16,749,859	(10,051,914)		6,697,945
Retained Earnings (Accumulated Deficit)	16,138,091	(18,865,837)		(2,727,746)
Total Shareholders’ Equity	19,795,185	(18,865,837)		929,348
Total Liabilities and Shareholder Equity	36,545,044	(28,917,751)		7,627,293

Three Months ended	30-Sep-11	Adjustment		30-Sep-11

Product Sales	5,059,906	(2,700,413)	3)	2,359,493
Selling, General and Administrative	3,113,310	-	4)	3,113,310
Income Taxes	980,319	(980,319)	2)	-
Deferred Income Tax (Benefit)	(545,238)	(213,933)	2)	(759,171)
Net Income (Loss)	223,163	(1,506,161)		(1,282,998)
Comprehensive Income (Loss)	223,163	(1,506,161)		(1,282,998)
Basic Earnings (Loss) per Share	$0.01	$(0.07)		$(0.06)
Diluted Earnings (Loss) per Share	$0.01	$(0.07)		$(0.06)

Nine Months ended	30-Sep-11	Adjustment		30-Sep-11

Product Sales	15,357,960	(8,967,142)	3)	6,390,818
Selling, General and Administrative	8,965,207	(291,036)	4)	8,674,171
Income Taxes	2,627,680	(2,627,680)	2)	-
Deferred Income Tax (Benefit)	(880,387)	(780,079)	2)	(1,660,466)
Net Income (Loss)	2,451,763	(5,257,947)		(2,806,184)
Comprehensive Income (Loss)	2,448,554	(5,257,947)		(2,809,393)
Basic Earnings (Loss) per Share	$0.11	$(0.24)		$(0.13)
Diluted Earnings (Loss) per Share	$0.11	$(0.24)		$(0.13)

1) To restate Accounts Receivable and related accounts for the removal of Q3 2011 and historical unrecognized revenues.

2) To restate Income Taxes to reflect the affect of the change in unrecognized revenues.

3) To restate Product Sales for the removal of Q3 2011 unrecognized revenues.

4) To restate Operating Expenses for the removal of Q3 2011 Bad Debt Expense associated with the removal of Q3 2011 unrecognized revenues.

The effect of both of these restatements of our results of operations and financial position as of and for the 12 months ended December 31, 2011 were as follows:

Note 15 Restatement - 2010

Years ended December 31,	2010		2010		2010
	As
	Originally	Restatement	As	Restatement	As
	Reported	Adjustments	Restated	Adjustments	Restated
	in 8-K/A	in 10-K	in 10-K	in 8-K/A	in 8-K/A
	April 15, 2011	April 16, 2012	April 16, 2012	June 29, 2012	June 29, 2012

Accounts Receivable	$23,393,124	$(22,937,666)	$455,458	$-	$455,458	1
Allowance for Doubtful Accounts	(521,016)	521,016	-	-	-	1
Prepaid Expenses- Short Term	113,691	167,298	280,989	-	280,989	2
Deferred Tax Asset - Short Term	309,892	(279,119)	30,773	-	30,773	2
Total Current Assets	22,218,683	(20,016,045)	2,202,638	-	2,202,638
Long-term accounts receivable	2,512,426	(2,512,426)	-	-	-	1
Deferred Tax Asset - Long Term	309,892	386,439	696,331	87,389	783,720	2
Taxes Payable	5,054,635	(5,054,635)	-	-	-	2
Deferred Tax Liability - Current	1,287,776	(1,116,199)	171,577	(101,929)	69,648	2
Total Current Liabilities	8,201,225	(6,338,132)	1,863,093	65,417	1,928,511
Deferred Income Taxes	2,595,975	(1,660,288)	935,687	(203,859)	731,828	2
Total Liabilities	10,797,200	(7,998,420)	2,798,780	(138,442)	2,660,339
Retained Earnings (Accumulated Deficit)	13,686,328	(14,001,018)	(314,690)	393,148	78,438
Total Liabilities and Shareholder Equity	27,696,360	(21,832,140)	5,864,220	87,389	5,951,609
Product Sales	18,037,273	(11,492,962)	6,544,311	-	6,544,311	3
Total Operating Expenses	6,859,958	(234,047)	6,625,911	-	6,625,911	4
Income Taxes	5,186,252	(5,186,252)	-	-	-	5
Deferred Income Tax (Benefit)	(894,221)	(3,193,699)	(4,087,920)	3,755,516	(332,404	5
Net Income (Loss)	$5,813,450	$(2,564,047)	$3,249,403	$(3,755,516)	$(506,113

Basic Net Income (Loss) per Share	$0.32	$(0.14)	$0.18	$(0.22)	$(0.04
Diluted Net Income (Loss) per Share	$0.31	$(0.14)	$0.18	$(0.22)	$(0.04

Basis Weighted Average Number of of Common Shares Outstanding	18,301,485	-	18,301,485	(5,930,825)	12,370,660	6
Diluted Weighted Average Number of of Common Shares Outstanding	18,493,173	-	18,493,173	(5,992,944)	12,500,229	6

1) Restatement of Accounts Receivable resulting from unrecognized revenues

2) Restatement of Income Taxes to reflect the affect of the change in revenues

3) Restatement of Product revenue as described above

4) Restatement of Operating Expenses to eliminate bad debts associated with unrecognized revenues

5) Restatement of Income Taxes to reflect the affect of the change in revenues

6) Restatement of Share Counts to reflect the number of shares outstanding and diluted prior to the January 2011 reorganization

 As a result of the restatement of 2010 results, certain balance sheet account were restated as of and for the period ended December 31, 2011. The effect of those restatements were:

Note 15 Restatement - 2011

Years ended December 31,	2011		2011
	As
	Originally
	Reported
	in 10-K	Restatement	As
	April 16, 2012	Adjustments	Restated
Deferred Tax Asset - Long Term	2,951,857	189,319	3,141,176	a
Deferred Tax Liability - Current	171,577	(101,929)	69,648	a
Deferred Income Taxes	988,980	(101,930)	887,050	a
Accumulated Deficit	(4,491,740)	393,128	(4,098,612)	b

a) Restatement of Income Taxes to reflect a correction in the calculation of deferred tax assets and liabilities

b) Restatement of Accumulated Deficit to reflect changes to tax accounts reflected in 2010 restatement.

Business Activity - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012 Segment	Sep. 30, 2011 Segment	Dec. 31, 2011 Segment	Dec. 31, 2010 Segment
Segment Reporting Information [Line Items]
Revenue outside United States	$ 0	$ 168,244	$ 455,200	$ 191,800
Number of reportable segments	2	2	2	2

Segment Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 12, 2010
Segment Reporting Information [Line Items]
Gross Sales	$ 2,076,532	$ 2,458,998	$ 4,899,943	$ 6,869,255	$ 8,809,668	$ 7,622,477
Gross Profit (Loss)	960,236	1,705,480	2,527,652	4,903,342	6,052,635	5,049,985
Comprehensive Income (Loss)	(1,241,443)	(1,282,998)	(5,042,183)	(2,809,393)	(4,180,259)	(500,924)
Net Total Assets	11,063,776	7,627,293	11,063,776	7,627,293	8,977,776	5,951,609	5,951,609
Before consolidation
Segment Reporting Information [Line Items]
Net Total Assets	11,063,776	7,627,293	11,063,776	7,627,293	8,977,776	5,951,609	5,951,609
TMP
Segment Reporting Information [Line Items]
Gross Sales	1,812,306	2,359,493	4,416,121	6,390,818	8,282,734	6,544,311
Gross Profit (Loss)	1,173,235	2,025,336	3,407,379	5,514,728	7,033,212	5,315,589
Comprehensive Income (Loss)	(1,028,444)	(919,287)	(4,162,456)	(2,562,668)	(3,089,429)	(189,850)
Net Total Assets	11,063,776	7,595,502	11,063,776	7,595,502	8,864,588	5,846,734	58,467,345,846,734
TMP | Before consolidation
Segment Reporting Information [Line Items]
Net Total Assets	11,146,759	11,019,907	11,146,759	11,019,907	12,844,524	6,624,150	6,624,150
TMP | Consolidation, eliminations
Segment Reporting Information [Line Items]
Net Total Assets	(82,983)	(3,424,405)	(82,983)	(3,424,405)	(3,979,936)	(777,416)	(777,416)
CCPI
Segment Reporting Information [Line Items]
Gross Sales	264,226	99,505	483,822	478,437	526,934	1,078,166
Gross Profit (Loss)	(212,999)	(319,856)	(879,727)	(611,386)	(980,577)	(265,604)
Comprehensive Income (Loss)	(212,999)	(363,711)	(879,727)	(246,725)	(1,090,830)	(311,074)
Net Total Assets		31,791		31,791	113,188	104,875	104,875
CCPI | Before consolidation
Segment Reporting Information [Line Items]
Net Total Assets	(82,983)	(3,392,614)	(82,983)	(3,392,614)	(3,866,748)	(672,541)	(672,541)
CCPI | Consolidation, eliminations
Segment Reporting Information [Line Items]
Net Total Assets	$ 82,983	$ 3,424,405	$ 82,983	$ 3,424,405	$ 3,979,936	$ 777,416	$ 777,416

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Net Income (Loss)	$ (1,241,443)	$ (1,282,998)	$ (5,042,183)	$ (2,806,184)	$ (4,177,050)		$ (506,113)
Accumulated Deficit	(9,140,795)	(2,727,746)	(9,140,795)	(2,727,746)	(4,098,612)	[1]	78,438
Cash and Cash Equivalents	4,210	3,574	4,210	3,574	147,364		795,914	321,216
Direct costs	639,071	334,157	1,008,742	876,090	1,249,522		1,228,722
Revenues	2,076,532	2,458,998	4,899,943	6,869,255	8,809,668		7,622,477
Percentage of tax benefit likely of being realized upon ultimate settlement			50.00%
Unrecognized revenue	37,100,000		37,100,000
Research and development, expense recognition within first two years			50.00%		50.00%
Research and development, expense recognition after two years			50.00%		50.00%
Settlement On Accounts Receivable					1,301,000
Originally Reported in 8-K/A 15-Apr-11
Summary Of Significant Accounting Policies [Line Items]
Net Income (Loss)		223,163		2,451,763			5,813,450
Accumulated Deficit		16,138,091		16,138,091	(4,491,740)	[1]	13,686,328
Research and Development Expense
Summary Of Significant Accounting Policies [Line Items]
Record retention and maintenance requirement period			10 years
Derivative Liabilities
Summary Of Significant Accounting Policies [Line Items]
Warrants classified as derivative liabilities			1,158,981
Maximum
Summary Of Significant Accounting Policies [Line Items]
Rapid pay discount rate			88.00%		88.00%
Extended collection periods			4 years		45 days
Minimum
Summary Of Significant Accounting Policies [Line Items]
Rapid pay discount rate			40.00%		40.00%
Extended collection periods			45 days		4 years
Physician Direct Sales Model
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from sales model	1.00%		1.00%		1.00%
Late payment fee percentage applied to outstanding balance					20.00%
Physician Direct Sales Model | Maximum
Summary Of Significant Accounting Policies [Line Items]
Late payment fee percentage applied to outstanding balance	20.00%		20.00%
Distributor Direct Sales Model
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from sales model	30.00%		30.00%		40.00%
Late payment fee percentage applied to outstanding balance					20.00%
Distributor Direct Sales Model | Maximum
Summary Of Significant Accounting Policies [Line Items]
Late payment fee percentage applied to outstanding balance	20.00%		20.00%
Physician Managed Model
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from sales model	46.00%		46.00%		48.00%
Late payment fee percentage applied to outstanding balance					20.00%
Physician Managed Model | Maximum
Summary Of Significant Accounting Policies [Line Items]
Late payment fee percentage applied to outstanding balance	20.00%		20.00%
Hybrid Model
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenue generated from sales model	13.00%		13.00%		11.00%
Late payment fee percentage applied to outstanding balance					20.00%
Hybrid Model | Maximum
Summary Of Significant Accounting Policies [Line Items]
Late payment fee percentage applied to outstanding balance	20.00%		20.00%
Physician Managed and Hybrid model
Summary Of Significant Accounting Policies [Line Items]
Amount of invoice issued but not recognized as revenue or accounts receivable	10,035,444	12,588,458	10,035,444	12,588,458	16,160,000		1,570,000
Direct costs			1,008,742	876,090	1,249,522		1,228,722
Revenues			2,892,866	3,581,067	4,937,529		3,134,775
Amount of contractual receivables	$ 37,106,714		$ 37,106,714		$ 33,767,275		$ 22,937,666
Computer Equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives			5 years		5 years
Computer Equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives			3 years		3 years
Furniture and Fixtures | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives			7 years		7 years
Furniture and Fixtures | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives			5 years		5 years
Leasehold Improvements
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful lives			15 years		15 years
Patents | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives			20 years		20 years
Patents | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives			15 years		15 years
Internally Developed Software | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives			5 years		5 years
Internally Developed Software | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives			3 years		3 years

[1]	Restatement of Accumulated Deficit to reflect changes to tax accounts reflected in 2010 restatement.

Potential Common Shares Excluded from Computation of Diluted Net Income (Loss) Per Share (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options shares excluded	2,018,444	933,091	941,357	291,347

Net Property and Equipment (Property And Equipment) (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Total, at cost		$ 1,058,201	$ 975,916
Accumulated Depreciation and Amortization		(646,378)	(440,428)
Total Property and Equipment	384,217	411,823	535,488
Computer Equipment
Total, at cost		589,813	547,642
Furniture and Fixtures
Total, at cost		237,923	215,794
Leasehold Improvements
Total, at cost		$ 230,465	$ 212,480

Net Property And Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 205,950	$ 176,420
Cost of Services, Depreciation	$ 102,975	$ 88,310

Stock Based Compensation - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended			12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2011 Dr. Shell	Jan. 31, 2011 Mr . Giffoni	Sep. 30, 2012 Warrant	Dec. 31, 2011 Warrant	Sep. 30, 2012 Minimum Warrant	Dec. 31, 2011 Minimum Warrant	Sep. 30, 2012 Maximum Warrant	Dec. 31, 2011 Maximum Warrant	Sep. 30, 2012 Stock Option	Sep. 30, 2011 Stock Option	Sep. 30, 2012 If EBIDTA $50,000,000 to 250,000,000 Minimum	Dec. 31, 2011 If EBIDTA $50,000,000 to 250,000,000 Minimum	Sep. 30, 2012 If EBIDTA $50,000,000 to 250,000,000 Maximum	Dec. 31, 2011 If EBIDTA $50,000,000 to 250,000,000 Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Compensation	$ 562,981	$ 661,750	$ 1,363,918	$ 83,505									$ 662,981	$ 661,750
Options, volatility factors, minimum	91.00%		83.00%
Options, volatility factors, maximum	97.00%		97.00%
Options, expected terms	5 years									6 years		5 years 3 months
Options, expiration term	10 years
Options, dividend rate	0.00%		0.00%
Options, risk free rate, minimum	0.62%		0.90%
Options, risk free rate, maximum	1.05%		2.46%
TMP Insiders shares common stock entitlement					500,000	500,000
Incentive stock options															7,394	7,394	110,917	110,917
Incentive stock options, exercise price	$ 3.49		$ 3.49
Stock price							$ 0.61	$ 2.55
Exercise price							$ 1	$ 3.38
Volatility factors							91.00%	96.66%
Expected terms							5 years	5 years
Dividend rate							0.00%	0.00%
Risk free rate								0.90%	0.90%		1.05%

Summary of Aggregate Stock Options Granted (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Number of Shares Remaining Options
Options, Outstanding, beginning of period	1,583,091	566,424
Options granted	435,353	1,382,538
Options exercised	0	0
Options forfeited	0	365,871
Options, Outstanding, end of period	2,018,444	1,583,091
Options, Exercisable, end of period	1,669,303	1,147,909
Weighted Average Exercise Price
Outstanding, beginning of period	$ 2.73	$ 2.11
Options granted	$ 1.06	$ 2.96
Options exercised	$ 0	$ 0
Options forfeited		$ 2.62
Outstanding, ending balance	$ 2.37	$ 2.73
Exercisable, end of period	$ 2.48	$ 2.49

Summary of Aggregate Non-Vested Shares (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Non-Vested Shares
Number of non-vested shares, beginning of period	435,182	206,310
Granted	435,353	1,382,538
Forfeited	0	365,871
Vested	521,394	941,599
Number of non-vested shares, end of period	349,141	435,182
Exercisable, end of period	1,669,303	1,147,909
Number of non-vested shares outstanding, end of period	2,018,444	1,583,091	566,424
Weighted Average Fair Value at Grant Date
Weighted average fair value at grant date, beginning of period	$ 1.66	$ 1.07
Granted	$ 0.43	$ 2.1
Forfeited		$ 1.76
Vested	$ 1.08	$ 1.61
Weighted average fair value at grant date, end of period	$ 0.93	$ 1.66
Weighted average fair value at grant date exercisable, end of period	$ 1.24	$ 1.3
Weighted average fair value at grant date outstanding, end of period	$ 1.19	$ 1.4

Stock Based Compensation (Earnings Before Taxes Interest Depreciation And Amortization) (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	7,500
EBIDTA $50,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	5,000	5,000
EBIDTA $60,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	7,500	7,500
EBIDTA $80,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	7,500	7,500
EBIDTA $100,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	10,000	10,000
EBIDTA $125,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	10,000	10,000
EBIDTA $150,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	10,000	10,000
EBIDTA $175,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	15,000	15,000
EBIDTA $200,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	50,000	50,000
EBIDTA $250,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase shares Common Stocks	75,000	75,000

Summary of Status of Outstanding Warrants (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Oct. 07, 2011	Dec. 31, 2011 08/19/11	Dec. 31, 2011 09/01/11	Dec. 31, 2011 09/23/11	Dec. 31, 2011 09/28/11	Dec. 31, 2011 10/17/11	Dec. 31, 2011 10/20/11	Dec. 31, 2011 11/08/11	Dec. 31, 2011 11/22/11	Dec. 31, 2011 12/07/11	Dec. 07, 2011 EC and WS Family Trust	Nov. 22, 2011 EC and WS Family Trust	Nov. 08, 2011 EC and WS Family Trust	Oct. 20, 2011 EC and WS Family Trust	Oct. 17, 2011 EC and WS Family Trust	Oct. 07, 2011 EC and WS Family Trust	Sep. 28, 2011 EC and WS Family Trust	Sep. 23, 2011 EC and WS Family Trust	Sep. 01, 2011 EC and WS Family Trust	Aug. 19, 2011 EC and WS Family Trust	Sep. 30, 2012 EC and WS Family Trust 08/19/11	Sep. 30, 2012 EC and WS Family Trust 09/01/11	Sep. 30, 2012 EC and WS Family Trust 09/23/11	Sep. 30, 2012 EC and WS Family Trust 09/28/11	Sep. 30, 2012 EC and WS Family Trust 10/17/11	Sep. 30, 2012 EC and WS Family Trust 10/20/11	Sep. 30, 2012 EC and WS Family Trust 11/08/11	Sep. 30, 2012 EC and WS Family Trust 11/22/11	Sep. 30, 2012 EC and WS Family Trust 12/07/11	Sep. 30, 2012 EC and WS Family Trust 01/04/12	Sep. 30, 2012 EC and WS Family Trust 01/18/12	Sep. 30, 2012 EC and WS Family Trust 01/19/12	Sep. 30, 2012 EC and WS Family Trust 01/31/12	Sep. 30, 2012 EC and WS Family Trust 02/01/12	Sep. 30, 2012 EC and WS Family Trust 02/15/12	Sep. 30, 2012 EC and WS Family Trust 02/29/12	Sep. 30, 2012 EC and WS Family Trust 03/15/12	Sep. 30, 2012 EC and WS Family Trust 03/28/12	Sep. 30, 2012 EC and WS Family Trust 06/27/12	Sep. 30, 2012 EC and WS Family Trust 07/05/12	Sep. 30, 2012 EC and WS Family Trust Notes Payable One 06/22/12	Sep. 30, 2012 EC and WS Family Trust Notes Payable Two 06/22/12	Sep. 30, 2012 EC and WS Family Trust Notes Payable Three 06/22/12	Sep. 30, 2012 EC and WS Family Trust Note Payable Four 06/22/12	Sep. 30, 2012 EC and WS Family Trust Note Payable Five 06/22/12	Sep. 30, 2012 EC and WS Family Trust Note Payable Six 06/22/12	Sep. 30, 2012 EC and WS Family Trust Note Payable Seven 06/22/12	Sep. 30, 2012 EC and WS Family Trust Note Payable Eight 06/22/12	Sep. 30, 2012 Fred Sahakian 09/26/12	Sep. 30, 2012 AFH Holding and Advisory, LLC 09/26/12
Class of Warrant or Right [Line Items]
Number of Warrants	3,487,946	338,225		43,568	23,237	15,104	58,091	50,296	36,982	35,503	41,420	34,024											43,568	23,237	15,104	58,091	50,296	36,982	35,503	41,420	34,024	8,876	7,396	29,586	59,172	73,964	59,172	71,006	22,189	44,379	220,000	95,000	250,000	100,000	200,000	150,000	110,000	220,000	190,000	175,000	25,000	1,038,981
Exercise Price			3.38										3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	3.38	1	1	1	1	1	1	1	1	1	1	1	1
Expiration Date																							2016-08-09	2016-09-01	2016-09-23	2016-09-28	2016-10-17	2016-10-20	2016-11-08	2016-11-22	2016-12-07	2017-01-04	2017-01-18	2017-01-19	2017-01-31	2017-02-01	2017-02-15	2017-03-01	2017-03-15	2017-03-28	2017-06-27	2017-07-05	2017-04-11	2017-04-19	2017-04-26	2017-05-02	2017-05-10	2017-05-24	2017-05-25	2017-06-13	2017-09-26	2017-09-26
Note Amount				$ 150,000	$ 80,000	$ 52,000	$ 200,000	$ 170,000	$ 125,000	$ 120,000	$ 140,000	$ 115,000
Interest Rate				3.95	3.95	3.95	3.95	3.95	3.95	3.95	3.95	3.95
Value Of Warrant		591,702		76,220	40,651	26,423	101,627	87,989	64,698	62,110	72,462	59,522
Discounted Note Value		$ 560,298		$ 73,780	$ 39,349	$ 25,577	$ 98,373	$ 82,011	$ 60,302	$ 57,890	$ 67,538	$ 55,478

Summary of Status of Outstanding Notes (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 EC and WS Family Trust	Sep. 30, 2012 EC and WS Family Trust 01/31/11	Sep. 30, 2012 EC and WS Family Trust 05/04/11	Sep. 30, 2012 EC and WS Family Trust 06/12/12	Sep. 30, 2012 EC and WS Family Trust 06/18/11	Sep. 30, 2012 EC and WS Family Trust 08/19/11	Sep. 30, 2012 EC and WS Family Trust 09/01/11	Sep. 30, 2012 EC and WS Family Trust 09/23/11	Sep. 30, 2012 EC and WS Family Trust 09/28/11	Sep. 30, 2012 EC and WS Family Trust 10/17/11	Sep. 30, 2012 EC and WS Family Trust 10/20/11	Sep. 30, 2012 EC and WS Family Trust 11/08/11	Sep. 30, 2012 EC and WS Family Trust 11/22/11	Sep. 30, 2012 EC and WS Family Trust 12/07/11	Sep. 30, 2012 EC and WS Family Trust 01/04/12	Sep. 30, 2012 EC and WS Family Trust 01/18/12	Sep. 30, 2012 EC and WS Family Trust 01/19/12	Sep. 30, 2012 EC and WS Family Trust 01/31/12	Sep. 30, 2012 EC and WS Family Trust 02/01/12	Sep. 30, 2012 EC and WS Family Trust 02/15/12	Sep. 30, 2012 EC and WS Family Trust 02/29/12	Sep. 30, 2012 EC and WS Family Trust 03/15/12	Sep. 30, 2012 EC and WS Family Trust 03/28/12	Sep. 30, 2012 EC and WS Family Trust 04/11/12	Sep. 30, 2012 EC and WS Family Trust 04/19/12	Sep. 30, 2012 EC and WS Family Trust 04/26/12	Sep. 30, 2012 EC and WS Family Trust 05/02/12	Sep. 30, 2012 EC and WS Family Trust 05/10/12	Sep. 30, 2012 EC and WS Family Trust 05/24/12	Sep. 30, 2012 EC and WS Family Trust 05/25/12	Sep. 30, 2012 EC and WS Family Trust 06/13/12	Sep. 30, 2012 EC and WS Family Trust 06/27/12	Sep. 30, 2012 EC and WS Family Trust 07/05/12	Sep. 30, 2012 Giffoni Family Trust 01/31/11	Sep. 30, 2012 Giffoni Family Trust 05/04/11	Sep. 30, 2012 Giffoni Family Trust 06/12/12	Sep. 30, 2012 AFH Holding and Advisory, LLC 07/20/12
Notes Payable [Line Items]
Note Amount	$ 5,657,448				$ 293,334	$ 200,000	$ 200,000	$ 150,000	$ 150,000	$ 80,000	$ 52,000	$ 200,000	$ 170,000	$ 125,000	$ 120,000	$ 140,000	$ 115,000	$ 30,000	$ 25,000	$ 100,000	$ 200,000	$ 250,000	$ 200,000	$ 240,000	$ 75,000	$ 150,000	$ 250,000	$ 100,000	$ 200,000	$ 150,000	$ 110,000	$ 220,000	$ 190,000	$ 175,000	$ 220,000	$ 95,000	$ 146,666	$ 100,000	$ 100,000	$ 335,448
Interest Rate				3.95%	6.00%	3.25%	3.25%	3.25%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	6.00%	3.25%	3.25%	8.50%
Date Payable description					On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand	On Demand
Date Payable																																					Dec 1, 2012	May 4, 2016	Jun 12, 2016	Jul 20, 2014
Current	5,122,000	1,775,561	300,000
Long-term	535,448
Less Unamortized discount	(171,452)	(566,439)	(566,439)
Net Long-term	$ 363,996	$ 0

Summary of Status of Outstanding Notes (Parenthetical) (Detail) (USD $)	Sep. 30, 2012	Oct. 07, 2011	Jun. 12, 2011	Jan. 31, 2011	Dec. 07, 2011 EC and WS Family Trust	Nov. 22, 2011 EC and WS Family Trust	Nov. 08, 2011 EC and WS Family Trust	Oct. 20, 2011 EC and WS Family Trust	Oct. 17, 2011 EC and WS Family Trust	Oct. 07, 2011 EC and WS Family Trust	Sep. 28, 2011 EC and WS Family Trust	Sep. 23, 2011 EC and WS Family Trust	Sep. 01, 2011 EC and WS Family Trust	Aug. 19, 2011 EC and WS Family Trust	Jun. 18, 2011 EC and WS Family Trust	May 04, 2011 EC and WS Family Trust	Jan. 31, 2011 Chief Executive Officer and Executive Chairman	Sep. 30, 2012 Promissory Note	Sep. 30, 2012 Promissory Note EC and WS Family Trust	Dec. 12, 2010 Promissory Note Targeted Medical Pharma, Inc	Jun. 12, 2011 Promissory Note Dr. Shell	Jun. 12, 2011 Promissory Note Ms. Charuvastra	Sep. 30, 2012 Promissory Note Mr. Giffon	Jun. 12, 2011 Promissory Note Mr. Giffon
Notes Payable [Line Items]
Promissory note issued	$ 5,657,448																$ 440,000		$ 200,000	$ 300,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000
Promissory note interest rate																				8.00%
Promissory note interest rate		3.95%	8.00%	6.00%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.25%	3.95%	6.00%
Promissory note, maturity date																				Jun 12, 2011
Promissory note interest rate																		3.25%
Debt instrument,Extended maturity date																		Dec 15, 2015

Investments and Fair Value Measurements (Assets Measured At Fair Value) (Detail) (USD $)	Jan. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Investments	$ 0	$ 241,207
Fair Value, Inputs, Level 1 [Member]
Schedule of Investments [Line Items]
Investments	0	244,416
Exchange Traded Funds [Member]
Schedule of Investments [Line Items]
Investments		51,728
Exchange Traded Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule of Investments [Line Items]
Investments		52,830
Government money market fund
Schedule of Investments [Line Items]
Investments		101,296,000
Government money market fund | Fair Value, Inputs, Level 1 [Member]
Schedule of Investments [Line Items]
Investments		101,296
High Yield Bond Fund [Member]
Schedule of Investments [Line Items]
Investments		88,183
High Yield Bond Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule of Investments [Line Items]
Investments		90,290
Unrealized Gain (Loss Or Write-Down) [Member]
Schedule of Investments [Line Items]
Investments	0	3,209,000
Unrealized Gain (Loss Or Write-Down) [Member] | Exchange Traded Funds [Member]
Schedule of Investments [Line Items]
Investments		1,102
Unrealized Gain (Loss Or Write-Down) [Member] | Government money market fund
Schedule of Investments [Line Items]
Investments		$ 0

Investments And Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 3,209
Unrealized Gain (Loss) on Securities		3,209
Net Change In Unrealized Gain Loss	$ 3,209	$ 5,189

Intangible Assets (Total Intangible Assets) (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Patents		$ 328,070	$ 235,056
Total, at cost		1,670,239	1,240,201
Accumulated Amortization		(583,438)	(339,511)
Net Intangible Assets		1,086,801	900,690
Total Intangible Assets	2,347,880	2,387,801	2,201,690
Software Development [Member]
Goodwill [Line Items]
Total, at cost		1,342,169	1,005,145
Url Medical Foods [Member]
Goodwill [Line Items]
Total, at cost		$ 1,301,000	$ 1,301,000

Intangible Assets (Amortization Over The Next Five Years) (Detail) (USD $)	Dec. 31, 2011
Goodwill [Line Items]
2012	$ 239,689
2013	227,707
2014	202,714
2015	132,778
2016	$ 27,932

Intangible Assets (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Intangible Asset Amortization Expense	$ 243,928	$ 151,838

Notes Payable Related Parties - Additional Information (Detail) (USD $)	12 Months Ended							1 Months Ended							3 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Oct. 07, 2011	Jun. 12, 2011	May 04, 2011	Jan. 31, 2011	Dec. 31, 2010	Dec. 07, 2011 EC and WS Family Trust	Nov. 22, 2011 EC and WS Family Trust	Nov. 08, 2011 EC and WS Family Trust	Oct. 20, 2011 EC and WS Family Trust	Oct. 17, 2011 EC and WS Family Trust	Sep. 28, 2011 EC and WS Family Trust	Sep. 23, 2011 EC and WS Family Trust	Sep. 30, 2011 EC and WS Family Trust	Oct. 07, 2011 EC and WS Family Trust	Sep. 01, 2011 EC and WS Family Trust	Aug. 19, 2011 EC and WS Family Trust	Jun. 18, 2011 EC and WS Family Trust	Jun. 12, 2011 EC and WS Family Trust	May 04, 2011 EC and WS Family Trust	Jun. 12, 2011 Giffoni Family Trust	May 04, 2011 Giffoni Family Trust	Dec. 07, 2011 Promissory Notes [Member]	Nov. 22, 2011 Promissory Notes [Member]	Nov. 08, 2011 Promissory Notes [Member]	Oct. 20, 2011 Promissory Notes [Member]	Oct. 17, 2011 Promissory Notes [Member]	Sep. 28, 2011 Promissory Notes [Member]	Sep. 23, 2011 Promissory Notes [Member]	Sep. 01, 2011 Promissory Notes [Member]	Aug. 19, 2011 Promissory Notes [Member]	Jun. 18, 2011 Promissory Notes [Member]	May 04, 2011 Promissory Notes [Member]	May 04, 2011 Chief Executive Officer [Member]
Notes Payable [Line Items]
Notes Payable-Related Parties: Short-term	$ 1,775,561	$ 5,122,000					$ 300,000
Less Unamortized discount	(566,439)	(171,452)					(566,439)
Debt, Current					$ 3,250															$ 200,000		$ 100,000	$ 100,000	$ 115,000	$ 140,000	$ 120,000	$ 125,000	$ 170,000	$ 200,000	$ 52,000	$ 80,000	$ 150,000	$ 150,000	$ 200,000	$ 440,000
Promissory note interest rate			3.95%	8.00%		6.00%		3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%		3.95%	3.95%	3.95%	3.25%		3.95%	3.25%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			50,296					34,024	41,420	35,503	36,982	50,296	58,091	15,104		50,296	23,237	43,568
Exercise Price			3.38					3.38	3.38	3.38	3.38	3.38	3.38	3.38		3.38	3.38	3.38
Class Of Warrant Or Right Exercise Period	5 years							5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years

Lease Commitments (Minimum Annual Rentals) (Detail) (USD $)	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 158,196
2013	158,196
2014	158,196
2015	26,366
Total	$ 500,954

Lease Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense	$ 206,000	$ 175,000

Reorganization - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Jul. 20, 2012	Oct. 17, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Aug. 13, 2012 Amendment	Sep. 30, 2012 Maximum	Dec. 31, 2011 Maximum	Sep. 30, 2012 Common Stock TMP	Dec. 31, 2011 Common Stock TMP	Sep. 30, 2012 Common Stock AFH Advisory	Dec. 31, 2011 Common Stock AFH Advisory	Sep. 30, 2012 Stock Options TMP	Dec. 31, 2011 Stock Options TMP
Restructuring Cost and Reserve [Line Items]
Conversion of AFH common stock to TMP common stock			1.48		1.48
Conversion of AFH stock option to TMP stock option			1.48		1.48
Stock issued during merger										18,308,576	18,308,576	3,625,000	3,625,000	566,424	566,424
Percentage of issued and outstanding common stock on fully diluted basis			83.89%		83.89%
Shares of common stock subject to forfeiture and cancellation								1,906,768	1,906,768
Gross proceeds pursuant to merger amendment		$ 20,000,000
Cancellation of shares provision, deletion of agreement					22,000,000		On August 13, 2012, the Company, AFH Advisory, Dr. Shell, the Estate of Elizabeth Charuvastra (the "Estate"), our former Chairman and Vice President of Regulatory Affairs, and Mr. Giffoni (collectively Dr. Shell, the Estate and Mr. Giffoni, the "Insiders") entered into Amendment No. 2 ("Amendment No. 2") to the Agreement and Plan of Reorganization. Pursuant to Amendment No. 2, the make good provision, pursuant to which the Insiders had agreed to cancel up to 1,906,768 shares in the aggregate in the event stated EBITDA targeted were not achieved by the Company, has been deleted in its entirety.
Other Amounts due to Related Parties					602,948
Accrued expense converted to note payable	585,448
Reduction in prepaid expense	335,448		58,630	60,657	661,703	87,188
Professional Fees					$ 230,447

Defined Contribution Plans - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Cost Recognized	$ 205,329

Income Taxes (Components Of The Income Tax Provision) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal					$ 0	$ 0
State					0	0
Total current
Deferred:
Federal					(1,935,400)	(258,694)
State					(536,230)	(73,710)
Total deferred	(581,996)	(759,171)	(1,992,142)	(1,660,466)	(2,471,630)	(332,404)	[1]
Income Taxes		$ 0		$ 0	$ (2,471,630)	$ (332,404)	[1]

[1]	Restatement of Income Taxes to reflect the affect of the change in revenues

Income Taxes (Income Tax Expense ) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Disclosure Of Income Tax [Line Items]
Statutory Federal tax rate	(35.00%)	(35.00%)
Statutory rate change and other	3.30%	(0.30%)
U.S. state taxes, net of federal benefit	(5.30%)	(5.30%)
Nondeductible meals & entertainment expense	(0.10%)	1.00%
Effective tax rate	(37.10%)	(39.60%)

Income Taxes (Deferred Tax Components) (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Accrued liability for vacation	$ 300,170	$ 30,773
Net Operating Loss	2,518,607	716,894
Stock Compensation Expense	622,568	66,826
Total deferred tax assets	3,441,345	814,493
Valuation allowance	0	0
Net deferred tax assets	3,441,345	814,493
Deferred tax liabilities:
Depreciation	(817,402)	(592,531)
481(a) Adjustment - Cash To Accrual	(139,296)	(208,945)
Total deferred tax liabilities	(956,698)	(801,476)
Net deferred tax assets	$ 2,484,647	$ 13,017

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 6,181,238	$ 1,759,421
Income Tax Examination, Penalties and Interest Expense	$ 569,029	$ 0
Percentage Of Change In Cumulative Ownership	50.00%

Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Aug. 13, 2012 Amendment	Sep. 30, 2012 EC and WS Family Trust	Aug. 13, 2012 EC and WS Family Trust Amendment	Sep. 30, 2012 EC and WS Family Trust Additional
Subsequent Event [Line Items]
Promissory note, issued value		$ 5,657,448				$ 132,000
Promissory note, interest rate				3.95%
Warrants, expiration period				5 years
Cancellation of shares provision, deletion of agreement	22,000,000		On August 13, 2012, the Company, AFH Advisory, Dr. Shell, the Estate of Elizabeth Charuvastra (the "Estate"), our former Chairman and Vice President of Regulatory Affairs, and Mr. Giffoni (collectively Dr. Shell, the Estate and Mr. Giffoni, the "Insiders") entered into Amendment No. 2 ("Amendment No. 2") to the Agreement and Plan of Reorganization. Pursuant to Amendment No. 2, the make good provision, pursuant to which the Insiders had agreed to cancel up to 1,906,768 shares in the aggregate in the event stated EBITDA targeted were not achieved by the Company, has been deleted in its entirety.		On August 13, 2012, the Company, AFH Advisory, Dr. Shell, the Estate of Elizabeth Charuvastra (the "Estate"), our former Chairman and Vice President of Regulatory Affairs, and Mr. Giffoni (collectively Dr. Shell, the Estate and Mr. Giffoni, the "Insiders") entered into Amendment No. 2 ("Amendment No. 2") to the Agreement and Plan of Reorganization. Pursuant to Amendment No. 2, the make good provision, pursuant to which the Insiders had agreed to cancel up to 1,906,768 shares in the aggregate in the event stated EBITDA targeted were not achieved by the Company, has been deleted in its entirety.
Additional Loans	$ 2,985,000
Warrants Issued To Purchase Common Stock	2,090,740
Investment Warrants, Exercise Price	$ 3.38

Effect of Restatement on Results of Operations and Financial Position (Detail) (USD $)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011		Sep. 30, 2012	Sep. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 12, 2010	Dec. 31, 2009
Accounts Receivable-Net of Allowance for Doubtful Accounts	$ 554,053	$ 879,036		$ 554,053	$ 879,036		$ 899,493		$ 455,458	[1]
Allowance for Doubtful Accounts		0			0
Prepaid Taxes	894,301	567,301		894,301	567,301		792,301		167,301	[2]
Deferred Tax Asset - Short Term	222,628	211,757		222,628	211,757		300,170		30,773	[2]
Total Current Assets	2,906,135	2,253,427		2,906,135	2,253,427		2,899,717		2,202,638
Long-term accounts receivable
Deferred Tax Asset-Long Term	5,326,093	2,238,275		5,326,093	2,238,275		3,141,176	[3]	783,720
Total Assets	11,063,776	7,627,293		11,063,776	7,627,293		8,977,776		5,951,609		5,951,609
Taxes Payable		0			0
Deferred Tax Liability - Current	69,648	69,648		69,648	69,648		69,648	[3]	69,648	[2]
Total Current Liabilities	12,167,809	5,861,837		12,167,809	5,861,837		7,483,293		1,928,511
Deferred Income Taxes		836,108			836,108		887,050	[3]	935,687	[2]
Total Liabilities	13,534,088	6,697,945		13,534,088	6,697,945		8,370,343		2,660,339
Retained Earnings (Accumulated Deficit)	(9,140,795)	(2,727,746)		(9,140,795)	(2,727,746)		(4,098,612)	[4]	78,438
Total Shareholders' Equity (Deficit)	(2,470,312)	929,348		(2,470,312)	929,348		607,433		3,291,270			3,658,689	[5]
Total Liabilities and Shareholder Equity	11,063,776	7,627,293		11,063,776	7,627,293		8,977,776		5,951,609
Product Sales	1,812,306	2,359,493		4,416,121	6,390,818		8,282,734		6,544,311	[6]
Total Operating Expenses	2,467,865	3,163,910		7,303,510	8,793,891		11,833,173		6,625,911	[7]
Selling, General and Administrative	2,431,049	3,113,310		7,209,421	8,674,171		11,670,092		6,305,805
Income Taxes		0			0		(2,471,630)		(332,404)	[8]
Deferred Income Tax (Benefit)	(581,996)	(759,171)		(1,992,142)	(1,660,466)		(2,471,630)		(332,404)	[8]
Net Income (Loss)	(1,241,443)	(1,282,998)		(5,042,183)	(2,806,184)		(4,177,050)		(506,113)
Comprehensive Income (Loss)	(1,241,443)	(1,282,998)		(5,042,183)	(2,809,393)		(4,180,259)		(500,924)
Basic Loss Per Share (In dollars per share)		$ 0.06			$ (0.13)		$ (0.19)		$ 0.18
Diluted Earnings (Loss) per Share		$ 0.06			$ (0.13)		$ (0.19)		$ 0.18
Basic Weighted Average Number of Common Shares Outstanding (in shares)							21,949,576		18,301,485	[9]
Diluted Weighted Average Number of Common Shares Outstanding (In shares)							22,678,788		18,493,173	[9]
Scenario, Previously Reported [Member]
Accounts Receivable-Net of Allowance for Doubtful Accounts		29,709,282			29,709,282				23,393,124	[1]
Allowance for Doubtful Accounts		(771,016)			(771,016)				(521,016)	[1]
Prepaid Taxes		0			0				113,691	[2]
Deferred Tax Asset - Short Term		560,738			560,738				309,892	[2]
Total Current Assets		30,865,353			30,865,353				22,218,683
Long-term accounts receivable		2,123,011			2,123,011				2,512,426	[1]
Deferred Tax Asset-Long Term		421,089			421,089		2,951,857	[10]	309,892
Total Assets		36,545,044			36,545,044
Taxes Payable		7,246,631			7,246,631				5,054,635	[2]
Deferred Tax Liability - Current		1,288,278			1,288,278		171,577	[10]	1,287,776	[2]
Total Current Liabilities		14,327,100			14,327,100				8,201,225
Deferred Income Taxes		2,422,759			2,422,759		988,980	[10]	2,595,975	[2]
Total Liabilities		16,749,859			16,749,859				10,797,200
Retained Earnings (Accumulated Deficit)		16,138,091			16,138,091		(4,491,740)	[4]	13,686,328
Total Shareholders' Equity (Deficit)		19,795,185			19,795,185
Total Liabilities and Shareholder Equity		36,545,044			36,545,044				27,696,360
Product Sales		5,059,906			15,357,960				18,037,273	[6]
Total Operating Expenses									6,859,958	[7]
Selling, General and Administrative		3,113,310			8,965,207
Income Taxes		980,319			2,627,680				5,186,252	[8]
Deferred Income Tax (Benefit)		(545,238)			(880,387)				(894,221)	[8]
Net Income (Loss)		223,163			2,451,763				5,813,450
Comprehensive Income (Loss)		223,163			2,448,554
Basic Loss Per Share (In dollars per share)		$ 0.01			$ 0.11				$ 0.32
Diluted Earnings (Loss) per Share		$ 0.01			$ 0.11				$ 0.31
Basic Weighted Average Number of Common Shares Outstanding (in shares)									18,301,485	[9]
Diluted Weighted Average Number of Common Shares Outstanding (In shares)									18,493,173	[9]
Restatement Adjustment [Member]
Accounts Receivable-Net of Allowance for Doubtful Accounts		(28,803,246)	[11]		(28,803,246)	[11]			(22,937,666)	[1]
Allowance for Doubtful Accounts		771,016	[11]		771,016	[11]			521,016	[1]
Prepaid Taxes		567,301	[11]		567,301	[11]			167,298	[2]
Deferred Tax Asset - Short Term		(348,981)	[12]		(348,981)	[12]			(279,119)	[2]
Total Current Assets		(28,611,926)			(28,611,926)				(20,016,045)
Long-term accounts receivable		(2,123,011)	[11]		(2,123,011)	[11]			(2,512,426)	[1]
Deferred Tax Asset-Long Term		1,817,186			1,817,186		189,319	[3]	386,439	[2]
Total Assets		(28,917,751)			(28,917,751)
Taxes Payable		(7,246,631)	[12]		(7,246,631)	[12]			(5,054,635)	[2]
Deferred Tax Liability - Current		(1,218,630)			(1,218,630)		(101,929)	[3]	(1,116,199)	[2]
Total Current Liabilities		(8,465,263)			(8,465,263)				(6,338,132)
Deferred Income Taxes		(1,586,651)			(1,586,651)		(101,930)	[3]	(1,660,288)	[2]
Total Liabilities		(10,051,914)			(10,051,914)				(7,998,420)
Retained Earnings (Accumulated Deficit)		(18,865,837)			(18,865,837)		393,128	[4]	(14,001,018)
Total Shareholders' Equity (Deficit)		(18,865,837)			(18,865,837)
Total Liabilities and Shareholder Equity		(28,917,751)			(28,917,751)				(21,832,140)
Product Sales		(2,700,413)	[13]		(8,967,142)	[13]			(11,492,962)	[6]
Total Operating Expenses									(234,047)	[7]
Selling, General and Administrative		0	[14]		(291,036)	[14]
Income Taxes		(980,319)			(2,627,680)				(5,186,252)	[8]
Deferred Income Tax (Benefit)		(213,933)			(780,079)				(3,193,699)	[8]
Net Income (Loss)		(1,506,161)			(5,257,947)				(2,564,047)
Comprehensive Income (Loss)		(1,506,161)			5,257,947
Basic Loss Per Share (In dollars per share)		$ (0.07)			$ (0.24)				$ (0.14)
Diluted Earnings (Loss) per Share		$ (0.07)			$ (0.24)				$ (0.14)
Basic Weighted Average Number of Common Shares Outstanding (in shares)									0
Diluted Weighted Average Number of Common Shares Outstanding (In shares)									0
Restatement Adjustments In 8-Ka 29-Jun-12 [Member]
Deferred Tax Asset-Long Term									87,389
Deferred Tax Liability - Current									(101,929)	[2]
Total Current Liabilities									65,417
Deferred Income Taxes									(203,859)	[2]
Total Liabilities									(138,442)
Retained Earnings (Accumulated Deficit)									393,148
Total Liabilities and Shareholder Equity									87,389
Deferred Income Tax (Benefit)									3,755,516	[8]
Net Income (Loss)									(3,755,516)
Basic Loss Per Share (In dollars per share)									$ (0.22)
Diluted Earnings (Loss) per Share									$ (0.22)
Basic Weighted Average Number of Common Shares Outstanding (in shares)									(5,930,825)	[9]
Diluted Weighted Average Number of Common Shares Outstanding (In shares)									(5,992,944)	[9]
As Restated In 8-Ka 29-Jun-12 [Member]
Accounts Receivable-Net of Allowance for Doubtful Accounts									455,458	[1]
Prepaid Taxes									280,989	[2]
Deferred Tax Asset - Short Term									30,773	[2]
Total Current Assets									2,202,638
Long-term accounts receivable									0
Deferred Tax Asset-Long Term									783,720
Deferred Tax Liability - Current									69,648	[2]
Total Current Liabilities									1,928,511
Deferred Income Taxes									731,828	[2]
Total Liabilities									2,660,339
Retained Earnings (Accumulated Deficit)									78,438
Total Liabilities and Shareholder Equity									5,951,609
Product Sales									6,544,311	[6]
Total Operating Expenses									6,625,911	[7]
Deferred Income Tax (Benefit)									(332,404)	[8]
Net Income (Loss)									$ (506,113)
Basic Loss Per Share (In dollars per share)									$ (0.04)
Diluted Earnings (Loss) per Share									$ (0.04)
Basic Weighted Average Number of Common Shares Outstanding (in shares)									12,370,660	[9]
Diluted Weighted Average Number of Common Shares Outstanding (In shares)									12,500,229	[9]

[1]	Restatement of Accounts Receivable resulting from unrecognized revenues
[2]	Restatement of Income Taxes to reflect the affect of the change in revenues.
[3]	Restatement of Income Taxes to reflect a correction in the calculation of deferred tax assets and liabilities
[4]	Restatement of Accumulated Deficit to reflect changes to tax accounts reflected in 2010 restatement.
[5]	The stockholders' equity has been recapitalized to give effect to the shares exchanged by existing shareholders pursuant to the merger agreement dated January 31, 2011, more fully discussed in Note 7 to these financial statements.
[6]	Restatement of Product revenue as described above
[7]	Restatement of Operating Expenses to eliminate bad debts associated with unrecognized revenues
[8]	Restatement of Income Taxes to reflect the affect of the change in revenues
[9]	Restatement of Share Counts to reflect the number of shares outstanding and diluted prior to the January 2011 reorganization
[10]	a) Restatement of Income Taxes to reflect a correction in the calculation of deferred tax assets and liabilities
[11]	To restate Accounts Receivable and related accounts for the removal of Q3 2011 and historical unrecognized revenues.
[12]	To restate Income Taxes to reflect the affect of the change in unrecognized revenues.
[13]	To restate Product Sales for the removal of Q3 2011 unrecognized revenues.
[14]	To restate Operating Expenses for the removal of Q3 2011 Bad Debt Expense associated with the removal of Q3 2011 unrecognized revenues.

Restatement (Certain Balance Sheet Account Were Restated) (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011		Sep. 30, 2011	Dec. 31, 2010
Disclosure Of Restatment [Line Items]
Deferred Tax Asset-Long Term	$ 5,326,093	$ 3,141,176	[1]	$ 2,238,275	$ 783,720
Deferred Tax Liability - Current	69,648	69,648	[1]	69,648	69,648	[2]
Deferred Income Taxes		887,050	[1]	836,108	935,687	[2]
Accumulated Deficit	(9,140,795)	(4,098,612)	[3]	(2,727,746)	78,438
Scenario, Previously Reported [Member]
Disclosure Of Restatment [Line Items]
Deferred Tax Asset-Long Term		2,951,857	[4]	421,089	309,892
Deferred Tax Liability - Current		171,577	[4]	1,288,278	1,287,776	[2]
Deferred Income Taxes		988,980	[4]	2,422,759	2,595,975	[2]
Accumulated Deficit		(4,491,740)	[3]	16,138,091	13,686,328
Restatement Adjustment [Member]
Disclosure Of Restatment [Line Items]
Deferred Tax Asset-Long Term		189,319	[1]	1,817,186	386,439	[2]
Deferred Tax Liability - Current		(101,929)	[1]	(1,218,630)	(1,116,199)	[2]
Deferred Income Taxes		(101,930)	[1]	(1,586,651)	(1,660,288)	[2]
Accumulated Deficit		$ 393,128	[3]	$ (18,865,837)	$ (14,001,018)

[1]	Restatement of Income Taxes to reflect a correction in the calculation of deferred tax assets and liabilities
[2]	Restatement of Income Taxes to reflect the affect of the change in revenues.
[3]	Restatement of Accumulated Deficit to reflect changes to tax accounts reflected in 2010 restatement.
[4]	a) Restatement of Income Taxes to reflect a correction in the calculation of deferred tax assets and liabilities